                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number: 811-06292
                 ----------------------------------------------

                              UBS Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


               51 West 52nd Street, New York, New York 10019-6114
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Amy R. Doberman
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)


                                    Copy to:
                              Jack W. Murphy, Esq.
                                   Dechert LLP
                              1775 I Street, N.W.
                            Washington, DC 20006-2401


        Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end: August 31

Date of reporting period:  February 29, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS.



[UBS GLOBAL ASSET MANAGEMENT LOGO]




     UBS TACTICAL ALLOCATION FUND
     SEMIANNUAL REPORT
     FEBRUARY 29, 2004

UBS TACTICAL ALLOCATION FUND


                                                  UBS TACTICAL ALLOCATION FUND
April 15, 2004                                    INVESTMENT GOAL:
                                                  Total return consisting of
Dear Shareholder,                                 long-term capital appreciation
                                                  and current income.
We present you with the semiannual report
for UBS Tactical Allocation Fund (the "Fund")
for the six months ended February 29, 2004.       PORTFOLIO MANAGER:

PERFORMANCE                                       Portfolio Management Team,
                                                  including Brian D. Singer
For the six months ended February 29, 2004,       UBS Global Asset
UBS Tactical Allocation Fund's Class A            Management (US) Inc.
shares returned 13.98% (7.71% after the
deduction of the maximum sales charge),
versus the S&P 500 Index, which returned          COMMENCEMENT:
14.59%. (Returns over various time                Class A--May 10, 1993
periods are shown in the "Performance At A        Class B--January 30, 1996
Glance" table on page 6. Please note that         Class C--July 22, 1992
the returns shown do not reflect the              Class Y--May 10, 1993
deduction of taxes that a shareholder would
pay on Fund distributions or on the               DIVIDEND PAYMENTS:
redemption of Fund shares).                       Annually, if any.


AN INTERVIEW WITH PORTFOLIO MANAGER BRIAN D. SINGER

Q. THERE WERE SOME SIGNIFICANT CHANGES TO THE FUND OVER THE PERIOD. CAN YOU DISCUSS THEM?

A. At UBS Global Asset Management, we continually review our investment capabilities and processes as we strive to provide our clients with competitive risk-adjusted returns throughout market cycles. We recognize that markets and the factors influencing them are constantly changing, and that it is necessary to adapt to these changes.

     To this end, our Investment Management and Research team conducted a careful review of the Fund, and determined that it was in the best interests of our shareholders to modify the Fund's investment strategy. As a result of this work, and with the approval of the Fund's Board of Trustees, we made modifications to the Fund's investment strategy, which went into effect on February 15, 2004. These modifications have resulted in more active management of the Fund's asset allocation process, as well as of specific asset classes in the Fund's


--------------------------------------------------------------------------------

UBS TACTICAL ALLOCATION FUND


     portfolio. The Tactical Allocation Model, which had been the driving force behind the Fund, will no longer factor into the Fund's management.

     In addition, a team of portfolio managers, as opposed to an individual, now manages the Fund, which is more in line with UBS Global Asset Management's team approach to investment management.

     Following is a brief comparison of the Fund's new strategy versus the former strategy. Additionally, the Fund's prospectus, which was mailed out to shareholders in late February 2004, can provide you with more detailed information about the Fund's investment strategy.




                                    NEW INVESTMENT STRATEGY           OLD INVESTMENT STRATEGY
--------------------------------------------------------------------------------------------------
    Investment Objective        Total return, consisting of        The same.
                                long-term capital appreciation
                                and current income.
--------------------------------------------------------------------------------------------------
    Asset Allocation Decision   The Fund will use the existing     The Fund's asset mix was
                                institutional asset allocation     determined by the Tactical
                                process of UBS Global Asset        Allocation Model, which
                                Management, which is based         measured the attractiveness of
                                on asset class valuations and      stocks based on the Equity
                                price-to-intrinsic value.          Risk Premium (ERP).
--------------------------------------------------------------------------------------------------
    Underlying Investments      Active security selection within   Exposure to equities was
                                US all-cap stocks and fixed        achieved by attempting to
                                income securities, including       replicate the performance of
                                high yield securities.             the S&P 500 Index, with bonds
                                                                   and cash generally
                                                                   represented by five-year US
                                                                   Treasury notes and 30-day US
                                                                   Treasury bills, respectively.
--------------------------------------------------------------------------------------------------
    Asset Allocation Shifts     Reallocation of the portfolio's    Asset allocation shifts were
                                exposure to equity and fixed       made in increments of 25%
                                income asset classes may           and took place on the first
                                occur at any time.                 business day of the month.
--------------------------------------------------------------------------------------------------
    Benchmark                   Tactical Allocation Fund Index     S&P 500 Index
                                (for more on the Index, see
                                page 3)
--------------------------------------------------------------------------------------------------

Q.   WHY DO YOU BELIEVE THESE CHANGES WILL BENEFIT THE FUND'S SHAREHOLDERS?

A. We believe these changes will give our shareholders the opportunity to participate in a Fund that has the potential to fully benefit from the institutional asset allocation and active, bottom-up securities selection capabilities that define our Firm. UBS Global Asset Management's investment philosophy and institutional track record have been built on the disciplined application of the price to intrinsic value approach to determining valuations and return expectations


--------------------------------------------------------------------------------
2

UBS TACTICAL ALLOCATION FUND


     of asset classes, regions, sectors and securities. By following this time-tested investment philosophy, we have been able to provide our institutional clients with attractive risk-adjusted returns for over 21 years.

Q. GIVEN THE MODIFICATIONS TO THE FUND'S INVESTMENT STRATEGY, HOW WAS ITS PORTFOLIO ADJUSTED DURING THE REPORTING PERIOD?

A. Prior to February 15, 2004, the Fund maintained a 100% allocation to equities, per the dictates of the Tactical Allocation Model. However, as we have already noted, the Tactical Allocation Model is no longer a factor in the Fund's management. After February 15, 2004 (when modifications to the Fund's investment strategy went into effect), in accordance with our views on the asset classes in which the Fund invests, the portfolio strategy, at period end, was rebalanced as follows: 65% stocks (large-cap) and 35% bonds (30% investment grade, 5% high yield). This transition occurred gradually over the course of time after modifications to the Fund's investment strategy went into effect.

Q.   WILL THE FUND'S BENCHMARK CHANGE WITH THE NEW STRATEGY MODIFICATIONS IN
     PLACE?

A. Yes. On March 1, 2004, after period end--and directly as a result of the modifications made to the Fund's investment strategy--the Fund's benchmark changed to the Tactical Allocation Fund Index (the "Index").* Going forward, we will report the Fund's performance against this Index.

     We believe the Index better represents the asset classes in which the Fund invests and, as a result, feel it is a more accurate index against which to benchmark the Fund's performance. It is constructed as follows: 65% Russell 3000 Index (representing US large capitalization stocks), 30% Lehman Brothers US Aggregate Bond Index (representing US investment grade fixed income), and 5% Merrill Lynch High Yield Cash Pay Index (representing US high yield securities).

Q. AS OF THIS WRITING, WHAT ARE YOUR VIEWS ON THE ASSET CLASSES IN WHICH THE FUND INVESTS?

A. Whether focusing on asset classes--US equities or US fixed income, for example--or securities--stocks or bonds--our disciplined investment approach focuses on the comparison of an asset's current price to an internally derived estimate of its intrinsic--or fair--value. Currently, we believe that US stocks and bonds (whether investment grade or high yield) are trading within a range that is close to fair value. This is reflected in our current portfolio strategy.

*    An unmanaged Index compiled by the Advisor.


--------------------------------------------------------------------------------
                                                                             3

UBS TACTICAL ALLOCATION FUND


     Regarding the Fund's equity position, from a bottom-up perspective, we continue to focus on identifying what, in our opinion, are attractively valued, high-quality companies. That said, sector overweights--which are a result of our stock selection process--versus the Russell 3000 Index include industrials, healthcare and utilities. Conversely, information technology represents the largest sector underweight. In investment grade fixed income, we maintain a target duration slightly below that of the Lehman Brothers US Aggregate Bond Index. Overweights include commercial mortgage-backed securities and asset-backed securities.

Q.   WHAT IS YOUR OUTLOOK FOR THE MARKETS AND THE FUND?

A. The watchword for the stock market in 2004 is sustainability. As the economic recovery enters its second year, we believe investors will refocus on fundamentals, rewarding companies with proven management, sound balance sheets and real earnings growth. We feel our portfolio is well-positioned for such an environment.

     We anticipate that the combination of strong growth and the reduced risk of deflation will prompt the Federal Reserve Board (the "Fed") to raise the federal funds rate, either later this year or early in 2005. Interest rates should also rise across all maturities, although less so for maturities greater than ten years. The Fed has modified its position, changing its tone regarding the state of the economy in relation to expected inflation, in preparation for the tightening.

     Through our disciplined investment approach, we will seek to identify compelling opportunities that have the potential to generate superior risk-adjusted returns relative to the benchmark over the long term.

--------------------------------------------------------------------------------
4

UBS TACTICAL ALLOCATION FUND


Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support, and welcome any comments or questions you may have. For more information on UBS Tactical Allocation Fund, including a quarterly profile, or any UBS fund,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,



/s/ Joseph A. Varnas


Joseph A. Varnas
President
UBS Tactical Allocation Fund
Managing Director
UBS Global Asset Management (US) Inc.




/s/ Brian D. Singer


Brian D. Singer
Portfolio Management Team Member
UBS Tactical Allocation Fund
Managing Director
UBS Global Asset Management (US) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six-month period ended February 29, 2004, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances, and they do not guarantee the future performance of the markets or the Fund. We encourage you to consult your financial advisor regarding your personal investment program.

*Mutual funds are sold by prospectus only. The Fund's prospectus contains more complete information regarding investment objectives, risks, charges and expenses, and should be read carefully before investing.


--------------------------------------------------------------------------------
                                                                             5

UBS TACTICAL ALLOCATION FUND



PERFORMANCE AT A GLANCE (UNAUDITED)

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 2/29/04

                                                                                                      SINCE
                                                       6 MONTHS     1 YEAR     5 YEARS   10 YEARS   INCEPTION(o)
----------------------------------------------------------------------------------------------------------------
Before Deducting Maximum Sales Charge    Class A*        13.98%     37.19%       0.38%    10.91%     10.73%
----------------------------------------------------------------------------------------------------------------
                                         Class B**       13.55      36.07       (0.39)     N/A        8.73
----------------------------------------------------------------------------------------------------------------
                                         Class C***      13.55      36.17       (0.37)    10.08       9.96
----------------------------------------------------------------------------------------------------------------
                                         Class Y****     14.14      37.62        0.69     11.22      11.05
----------------------------------------------------------------------------------------------------------------
After Deducting Maximum Sales Charge     Class A*         7.71      29.65       (0.75)    10.28      10.16
----------------------------------------------------------------------------------------------------------------
                                         Class B**        8.55      31.07       (0.74)     N/A        8.73
----------------------------------------------------------------------------------------------------------------
                                         Class C***      12.55      35.17       (0.37)    10.08       9.96
----------------------------------------------------------------------------------------------------------------
S&P 500 Index                                            14.59      38.52       (0.12)    11.36      11.36
----------------------------------------------------------------------------------------------------------------
Lipper Flexible Portfolio Funds Median                   11.67      27.16        2.56      8.69       8.75
----------------------------------------------------------------------------------------------------------------

     For the most recent quarter-end performance, please refer to the "Average Annual Total Return" table on page 7.

(o) Since inception returns are calculated as of the commencement of issuance on May 10, 1993 for Class A and Y shares, January 30, 1996 for Class B shares, and July 22, 1992 for Class C shares. The since inception return for the Index is shown as of July 22, 1992, which is the inception date of the oldest share class (Class C). The since inception return for the Lipper median is shown as of July 23, 1992, which is the closest available date to the inception of the oldest share class (Class C).

* Maximum sales charge for Class A shares is 5.5%. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 5% imposed on redemptions and is reduced to 0% after a maximum of six years. Class B shares bear ongoing 12b-1 distribution and service fees.

*** Maximum contingent deferred sales charge for Class C shares is 1% imposed on redemptions and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.

**** The Fund offers Class Y shares to a limited group of eligible investors.
     Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.

     The S&P 500 Index is an unmanaged, weighted index comprising 500 widely held common stocks varying in composition and is not available for direct investment.

Past performance does not predict future performance and the performance information provided does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gain distributions. Total returns for periods of less than one year have not been annualized.


--------------------------------------------------------------------------------
6

UBS TACTICAL ALLOCATION FUND

PERFORMANCE RESULTS (UNAUDITED)





AVERAGE ANNUAL TOTAL RETURN(1)

                                         % RETURN WITHOUT DEDUCTING             % RETURN AFTER DEDUCTING
                                            MAXIMUM SALES CHARGE                  MAXIMUM SALES CHARGE
                                    -------------------------------------  ----------------------------------
                                                    CLASS                                CLASS
-------------------------------------------------------------------------------------------------------------
                                      A*          B**            C***         A*         B**         C***
-------------------------------------------------------------------------------------------------------------
Twelve Months Ended 03/31/04         34.91       33.92          33.95       27.51       28.92       32.95
-------------------------------------------------------------------------------------------------------------
Five Years Ended 03/31/04            (0.54)      (1.30)         (1.28)      (1.66)      (1.65)      (1.28)
-------------------------------------------------------------------------------------------------------------
Ten Years Ended 03/31/04             11.33        N/A           10.50       10.71         N/A       10.50
-------------------------------------------------------------------------------------------------------------
Commencement of Operations Through
  03/31/04(+)                        10.57        8.53           9.81       10.00        8.53        9.81
-------------------------------------------------------------------------------------------------------------

1 Figures assume reinvestment of all dividends and capital gain distributions at net asset value on the ex-dividend dates. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

* Maximum sales charge for Class A shares is 5.5%. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares if 5% imposed on redemptions and is reduced to 0% after a maximum of six years. Class B Shares bear ongoing 12b-1 distribution and service fees.

*** Maximum contingent deferred sales charge for Class C shares is 1% imposed on redemptions and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.

+ Commencement of issuance of shares dates are May 10, 1993, January 30, 1996 and July 22, 1992 for Class A, Class B and Class C shares, respectively.

     Note: The Fund offers Class Y shares to a limited group of eligible investors. For the six months ended February 29, 2004 and since inception, May 10, 1993 through February 29, 2004, Class Y shares had a total return of 14.14% and 210.49%, respectively. For the one year and five year periods ended March 31, 2004 and since inception, May 10, 1993 through March 31, 2004, Class Y shares have an average annual return of 35.42%, (0.23)% and 10.89%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.


--------------------------------------------------------------------------------
                                                                             7

UBS TACTICAL ALLOCATION FUND

PORTFOLIO STATISTICS


CHARACTERISTICS*                                                        2/29/04
--------------------------------------------------------------------------------
Net Assets (bln)                                                         $ 1.6
--------------------------------------------------------------------------------
Number of Securities                                                       386
--------------------------------------------------------------------------------
Stocks                                                                    62.9%
--------------------------------------------------------------------------------
Bonds                                                                     33.0%
--------------------------------------------------------------------------------
Cash Equivalents and Liabilities in Excess of Other Assets                 4.1%
--------------------------------------------------------------------------------

TOP FIVE EQUITY SECTORS*                                                2/29/04
--------------------------------------------------------------------------------
Financials                                                                15.2%
--------------------------------------------------------------------------------
Health Care                                                               12.0
--------------------------------------------------------------------------------
Industrials                                                                9.3
--------------------------------------------------------------------------------
Consumer Discretionary                                                     8.6
--------------------------------------------------------------------------------
Information Technology                                                     4.4
--------------------------------------------------------------------------------
Total                                                                     49.5%
--------------------------------------------------------------------------------

TOP TEN EQUITY HOLDINGS*                                                2/29/04
--------------------------------------------------------------------------------
Citigroup                                                                  2.5%
--------------------------------------------------------------------------------
Nextel Communications                                                      2.4
--------------------------------------------------------------------------------
Wells Fargo                                                                2.0
--------------------------------------------------------------------------------
Allergan                                                                   1.7
--------------------------------------------------------------------------------
Microsoft                                                                  1.7
--------------------------------------------------------------------------------
Burlington Northern Santa Fe                                               1.6
--------------------------------------------------------------------------------
UnitedHealth Group                                                         1.6
--------------------------------------------------------------------------------
J.P. Morgan Chase                                                          1.5
--------------------------------------------------------------------------------
Wyeth Pharmaceuticals                                                      1.5
--------------------------------------------------------------------------------
Johnson & Johnson                                                          1.5
--------------------------------------------------------------------------------
Total                                                                     18.0%
--------------------------------------------------------------------------------

FIXED INCOME SECTOR ALLOCATION*                                         2/29/04
--------------------------------------------------------------------------------
U.S. Government & Agency Obligations                                      19.0%
--------------------------------------------------------------------------------
Corporate Bonds                                                           10.8
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations                                        2.7
--------------------------------------------------------------------------------
Asset-Backed Securities                                                    0.3
--------------------------------------------------------------------------------
International Obligations                                                  0.2
--------------------------------------------------------------------------------
Total                                                                     33.0%
--------------------------------------------------------------------------------

TOP TEN FIXED INCOME HOLDINGS*                                          2/29/04
--------------------------------------------------------------------------------
U.S. Treasury Notes, 1.875% due 11/30/05                                   5.4%
--------------------------------------------------------------------------------
U.S. Treasury Notes, 3.125% due 09/15/08                                   3.2
--------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.250% due 05/15/30                                   2.3
--------------------------------------------------------------------------------
FNMA Certificates 6.500% due 08/01/29 to 11/01/30                          1.9
--------------------------------------------------------------------------------
FNMA Certificates, 5.500% due 09/01/17 to 11/01/17                         1.5
--------------------------------------------------------------------------------
U.S. Treasury Notes, 4.250% due 08/15/13                                   1.3
--------------------------------------------------------------------------------
FNMA Certificates, 2.625% due 01/19/07                                     0.7
--------------------------------------------------------------------------------
FNMA REMIC, 6.000% due 01/25/32                                            0.7
--------------------------------------------------------------------------------
GNMA REMIC, 5.500% due 09/20/29                                            0.7
--------------------------------------------------------------------------------
FNMA REMIC, 4.310% due 01/25/43                                            0.7
--------------------------------------------------------------------------------
Total                                                                     18.4%
--------------------------------------------------------------------------------

*    Weightings represent percentages of net assets.


--------------------------------------------------------------------------------
8

UBS TACTICAL ALLOCATION FUND



PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2004 (UNAUDITED)

COMMON STOCKS - 62.85%

                                   NUMBER OF
SECURITY DESCRIPTION                SHARES                  VALUE
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 1.23%

Boeing Co.                         258,100              $11,193,797
--------------------------------------------------------------------------------
Esterline Technologies Corp.*       64,400                1,790,320
--------------------------------------------------------------------------------
Triumph Group, Inc.*                17,400                  582,030
--------------------------------------------------------------------------------
United Technologies Corp.           62,800                5,784,508
--------------------------------------------------------------------------------
                                                         19,350,655
--------------------------------------------------------------------------------

AIRLINES - 0.30%

Delta Air Lines, Inc.*             320,400                2,877,192
--------------------------------------------------------------------------------
Mesa Air Group, Inc.*               87,400                  785,726
--------------------------------------------------------------------------------
Pinnacle Airlines Corp.*            72,700                1,059,966
--------------------------------------------------------------------------------
                                                          4,722,884
--------------------------------------------------------------------------------

AUTO COMPONENTS - 0.58%

Johnson Controls, Inc.             140,800                8,211,456
--------------------------------------------------------------------------------
Superior Industries
   International, Inc.              25,900                  885,780
--------------------------------------------------------------------------------
                                                          9,097,236
--------------------------------------------------------------------------------

BANKS - 4.81%

City National Corp.                 23,400                1,454,544
--------------------------------------------------------------------------------
Colonial BancGroup, Inc.            90,200                1,662,386
--------------------------------------------------------------------------------
Cullen/Frost Bankers, Inc.          38,300                1,624,686
--------------------------------------------------------------------------------
F.N.B. Corp.                        38,900                  874,472
--------------------------------------------------------------------------------
First BanCorp.                      30,300                1,286,235
--------------------------------------------------------------------------------
FleetBoston Financial Corp.        100,600                4,530,018
--------------------------------------------------------------------------------
Hibernia Corp., Class A             68,400                1,623,816
--------------------------------------------------------------------------------
Mellon Financial Corp.             574,300               18,595,834
--------------------------------------------------------------------------------
PNC Financial Services Group       201,400               11,806,068
--------------------------------------------------------------------------------
Trustmark Corp.                     44,900                1,369,001
--------------------------------------------------------------------------------
Wells Fargo & Co.                  534,800               30,670,780
--------------------------------------------------------------------------------
                                                         75,497,840
--------------------------------------------------------------------------------

BIOTECHNOLOGY - 0.81%

Digene Corp.*                       13,500                  513,000
--------------------------------------------------------------------------------
Genzyme Corp.*                     226,900               11,521,982
--------------------------------------------------------------------------------
Seattle Genetics, Inc.*             66,400                  654,040
--------------------------------------------------------------------------------
                                                         12,689,022
--------------------------------------------------------------------------------

BUILDING PRODUCTS - 1.65%

American Standard Cos., Inc.*       44,700                4,870,512
--------------------------------------------------------------------------------
Apogee Enterprises, Inc.            48,100                  606,541
--------------------------------------------------------------------------------
Masco Corp.                        728,100               20,415,924
--------------------------------------------------------------------------------
                                                         25,892,977
--------------------------------------------------------------------------------

CHEMICALS - 0.42%

Eastman Chemical Co.               128,700              $ 5,450,445
--------------------------------------------------------------------------------
Lubrizol Corp.                      36,300                1,134,738
--------------------------------------------------------------------------------
                                                          6,585,183
--------------------------------------------------------------------------------

COMMERCIAL SERVICES &
   SUPPLIES - 1.56%

Equifax, Inc.                      187,700                4,919,617
--------------------------------------------------------------------------------
First Data Corp.                   237,785                9,744,429
--------------------------------------------------------------------------------
InterCept, Inc.*                    44,400                  530,136
--------------------------------------------------------------------------------
John H. Harland Co.                 35,400                1,068,018
--------------------------------------------------------------------------------
McGrath Rentcorp.                   63,800                1,944,624
--------------------------------------------------------------------------------
Mobile Mini, Inc.*                  71,900                1,335,902
--------------------------------------------------------------------------------
Viad Corp.                         204,400                4,997,580
--------------------------------------------------------------------------------
                                                         24,540,306
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT - 0.23%

Black Box Corp.                     14,700                  757,197
--------------------------------------------------------------------------------
Harris Corp.                        46,900                2,216,025
--------------------------------------------------------------------------------
Tekelec*                            30,600                  592,722
--------------------------------------------------------------------------------
                                                          3,565,944
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS - 0.41%

Dell, Inc.*                        159,900                5,220,735
--------------------------------------------------------------------------------
Quantum Corp.*                     333,800                1,285,130
--------------------------------------------------------------------------------
                                                          6,505,865
--------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING - 0.04%

EMCOR Group, Inc.*                  18,500                  692,825
--------------------------------------------------------------------------------

CONSTRUCTION MATERIALS - 0.86%

Martin Marietta Materials, Inc.     276,001               13,548,921
--------------------------------------------------------------------------------

CONSUMER PRODUCTS - 0.06%

Chattem, Inc.*                      44,100                1,015,623
--------------------------------------------------------------------------------
Diversified Financials - 7.12%
Allied Capital Corp.                52,800                1,622,544
--------------------------------------------------------------------------------
Citigroup, Inc.                    784,300               39,418,918
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.   365,800               22,650,336
--------------------------------------------------------------------------------
IndyMac Bancorp, Inc.               42,400                1,492,480
--------------------------------------------------------------------------------
J.P. Morgan Chase & Co.            580,000               23,791,600
--------------------------------------------------------------------------------
Morgan Stanley                     382,800               22,876,128
--------------------------------------------------------------------------------
                                                        111,852,006
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION
   SERVICES - 0.49%

SBC Communications, Inc.           319,900                7,680,799
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                                             9

UBS TACTICAL ALLOCATION FUND


PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2004 (UNAUDITED)

COMMON STOCKS

                                    NUMBER OF
SECURITY DESCRIPTION                 SHARES                VALUE
--------------------------------------------------------------------------------
ELECTRIC UTILITIES - 3.66%

ALLETE, Inc.                         62,000              $2,003,840
--------------------------------------------------------------------------------
American Electric Power Co., Inc.   197,600               6,817,200
--------------------------------------------------------------------------------
CMS Energy Corp.*                   347,500               3,197,000
--------------------------------------------------------------------------------
Dominion Resources, Inc.             90,200               5,667,266
--------------------------------------------------------------------------------
Exelon Corp.                        261,700              17,570,538
--------------------------------------------------------------------------------
FirstEnergy Corp.                   365,000              14,099,950
--------------------------------------------------------------------------------
Pepco Holdings, Inc.                157,400               3,344,750
--------------------------------------------------------------------------------
TXU Corp.                           169,300               4,762,409
--------------------------------------------------------------------------------
                                                         57,462,953
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT &
   INSTRUMENTS - 0.74%

Methode Electronics, Inc.            48,900                 611,250
--------------------------------------------------------------------------------
Mettler-Toledo International,
   Inc.*                            172,700               7,598,800
--------------------------------------------------------------------------------
Newport Corp.*                       36,200                 634,586
--------------------------------------------------------------------------------
Park Electrochemical Corp.           46,400               1,241,200
--------------------------------------------------------------------------------
Regal-Beloit Corp.                   75,700               1,597,270
--------------------------------------------------------------------------------
                                                         11,683,106
--------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES - 0.22%

Oceaneering International, Inc.*     57,000               1,948,260
--------------------------------------------------------------------------------
Offshore Logistics, Inc.*            65,800               1,512,742
--------------------------------------------------------------------------------
                                                          3,461,002
--------------------------------------------------------------------------------

FOOD & DRUG RETAILING - 0.71%

Albertson's, Inc.                   448,900              11,105,786
--------------------------------------------------------------------------------

GAS UTILITIES - 0.49%

Sempra Energy                       244,900               7,763,330
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT &
   SUPPLIES - 0.67%

Biomet, Inc.                        117,900               4,595,742
--------------------------------------------------------------------------------
Cooper Co., Inc.                     12,000                 567,720
--------------------------------------------------------------------------------
Haemonetics Corp.*                   45,300               1,313,247
--------------------------------------------------------------------------------
ICU Medical, Inc.*                   23,600                 790,600
--------------------------------------------------------------------------------
Mentor Corp.                         33,000                 942,810
--------------------------------------------------------------------------------
Ocular Sciences, Inc.*               66,000               1,884,960
--------------------------------------------------------------------------------
Theragenics Corp.*                   72,300                 398,373
--------------------------------------------------------------------------------
                                                         10,493,452
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS &
   SERVICES - 3.36%

Anthem, Inc.*                       108,300              $9,308,385
--------------------------------------------------------------------------------
Cardinal Health, Inc.               127,400               8,310,302
--------------------------------------------------------------------------------
Coventry Health Care, Inc.*          21,900                 954,183
--------------------------------------------------------------------------------
Quest Diagnostics, Inc.              72,800               6,032,936
--------------------------------------------------------------------------------
RehabCare Group, Inc.*               29,700                 660,825
--------------------------------------------------------------------------------
Renal Care Group, Inc.*              51,300               2,393,658
--------------------------------------------------------------------------------
Sunrise Senior Living, Inc.*         14,700                 516,852
--------------------------------------------------------------------------------
UnitedHealth Group, Inc.            395,900              24,545,800
--------------------------------------------------------------------------------
                                                         52,722,941
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE - 0.09%

CBRL Group, Inc.                     39,200               1,488,816
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES - 0.31%

Department 56, Inc.*                 56,400                 790,164
--------------------------------------------------------------------------------
Furniture Brands International, Inc. 55,400               1,819,890
--------------------------------------------------------------------------------
Pulte Homes, Inc.                     7,100                 374,596
--------------------------------------------------------------------------------
Snap-On, Inc.                        37,500               1,200,000
--------------------------------------------------------------------------------
Stanley Furniture Co., Inc.          18,600                 701,778
--------------------------------------------------------------------------------
                                                          4,886,428
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS - 0.88%

Kimberly Clark Corp.                213,700              13,822,116
--------------------------------------------------------------------------------

INSURANCE - 2.90%

AFLAC, Inc.                         127,900               5,194,019
--------------------------------------------------------------------------------
American International Group, Inc.  206,800              15,303,200
--------------------------------------------------------------------------------
AmerUs Group Co.                     62,900               2,451,842
--------------------------------------------------------------------------------
Fidelity National Financial, Inc.    24,200                 946,462
--------------------------------------------------------------------------------
Hartford Financial Services
   Group, Inc.                      146,600               9,602,300
--------------------------------------------------------------------------------
Selective Insurance Group, Inc.      35,700               1,317,330
--------------------------------------------------------------------------------
Willis Group Holdings Ltd.          277,800              10,653,630
--------------------------------------------------------------------------------
                                                         45,468,783
--------------------------------------------------------------------------------

IT CONSULTING & SERVICES - 0.16%

American Management Systems, Inc.*   90,600               1,385,274
--------------------------------------------------------------------------------
BearingPoint, Inc.*                  39,800                 423,870
--------------------------------------------------------------------------------
Computer Task Group, Inc.           127,400                 637,000
--------------------------------------------------------------------------------
                                                          2,446,144
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
10

UBS TACTICAL ALLOCATION FUND


PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2004 (UNAUDITED)

COMMON STOCKS

                                  NUMBER OF
SECURITY DESCRIPTION               SHARES                VALUE
--------------------------------------------------------------------------------
MACHINERY - 2.41%

Illinois Tool Works, Inc.         253,900              $20,190,128
--------------------------------------------------------------------------------
Ingersoll Rand Co., Class A       264,600               17,590,608
--------------------------------------------------------------------------------
                                                        37,780,736
--------------------------------------------------------------------------------

MANUFACTURING - DIVERSIFIED - 0.36%

Federal Signal, Corp.              35,100                  661,635
--------------------------------------------------------------------------------
Pentair, Inc.                      92,200                4,979,722
--------------------------------------------------------------------------------
                                                         5,641,357
--------------------------------------------------------------------------------

MEDIA - 5.14%

Gannett Co., Inc.                  78,900                6,806,703
--------------------------------------------------------------------------------
Interpublic Group Cos., Inc.*     376,400                6,379,980
--------------------------------------------------------------------------------
McGraw-Hill Cos., Inc.            133,600               10,443,512
--------------------------------------------------------------------------------
Omnicom Group, Inc.               229,100               18,740,380
--------------------------------------------------------------------------------
Radio One, Inc., Class D*          84,000                1,530,480
--------------------------------------------------------------------------------
Saga Communications,
   Inc., Class A*                  61,300                1,140,180
--------------------------------------------------------------------------------
Time Warner, Inc.*                886,200               15,286,950
--------------------------------------------------------------------------------
Viacom, Inc., Class B             401,500               15,441,690
--------------------------------------------------------------------------------
Westwood One, Inc.*               159,500                4,928,550
--------------------------------------------------------------------------------
                                                        80,698,425
--------------------------------------------------------------------------------

MULTI-LINE RETAIL - 1.54%

Costco Wholesale Corp.*           395,100               15,381,243
--------------------------------------------------------------------------------
Kohl's Corp.*                     171,400                8,827,100
--------------------------------------------------------------------------------
                                                        24,208,343
--------------------------------------------------------------------------------

OIL & GAS - 2.76%

Cimarex Energy Co.*                34,900                  970,220
--------------------------------------------------------------------------------
ConocoPhillips, Inc.              204,400               14,077,028
--------------------------------------------------------------------------------
Equitable Resources, Inc.          29,200                1,258,228
--------------------------------------------------------------------------------
Exxon Mobil Corp.                 536,700               22,632,639
--------------------------------------------------------------------------------
Kerr-McGee Corp.                   71,800                3,751,550
--------------------------------------------------------------------------------
Stone Energy Corp.*                14,500                  653,080
--------------------------------------------------------------------------------
                                                        43,342,745
--------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS - 0.37%

MeadWestvaco Corp.                196,000                5,742,800
--------------------------------------------------------------------------------

PHARMACEUTICALS - 7.16%

Advancis Pharmaceutical Corp.*     35,200                  303,776
--------------------------------------------------------------------------------
Alkermes, Inc.*                    44,300                  631,275
--------------------------------------------------------------------------------
Allergan, Inc.                    307,900               26,953,566
--------------------------------------------------------------------------------
Bristol-Myers Squibb Co.          340,900                9,483,838
--------------------------------------------------------------------------------
Cephalon, Inc.*                   170,500               10,115,765
--------------------------------------------------------------------------------
Johnson & Johnson                 425,500               22,938,705
--------------------------------------------------------------------------------

PHARMACEUTICALS - (CONCLUDED)

K-V Pharmaceutical Co., Class A*   33,900              $   883,434
--------------------------------------------------------------------------------
Mylan Laboratories, Inc.          726,800               17,079,800
--------------------------------------------------------------------------------
Vicuron Pharmaceuticals, Inc.*     21,900                  514,212
--------------------------------------------------------------------------------
Wyeth Pharmaceuticals             595,100               23,506,450
--------------------------------------------------------------------------------
                                                       112,410,821
--------------------------------------------------------------------------------

REAL ESTATE - 0.37%

Equity Inns, Inc.                  77,100                  712,404
--------------------------------------------------------------------------------
Government Properties Trust, Inc.  37,400                  519,860
--------------------------------------------------------------------------------
Innkeepers USA Trust               81,400                  732,600
--------------------------------------------------------------------------------
Kilroy Realty Corp.                47,400                1,583,160
--------------------------------------------------------------------------------
Parkway Properties, Inc.           28,000                1,324,400
--------------------------------------------------------------------------------
Thornburg Mortgage, Inc.           31,900                  939,455
--------------------------------------------------------------------------------
                                                         5,811,879
--------------------------------------------------------------------------------

ROAD & RAIL - 1.78%

Burlington Northern Santa Fe,
   Inc.                           782,900               25,193,722
--------------------------------------------------------------------------------
Genesee & Wyoming Inc., Class A*   16,900                  611,780
--------------------------------------------------------------------------------
Werner Enterprises, Inc.           56,500                1,077,455
--------------------------------------------------------------------------------
Yellow Roadway Corp.*              33,100                1,045,629
--------------------------------------------------------------------------------
                                                        27,928,586
--------------------------------------------------------------------------------

SEMICONDUCTOR EQUIPMENT &
   PRODUCTS - 0.90%

DuPont Photomasks, Inc.*           57,900                1,286,538
--------------------------------------------------------------------------------
Integrated Silicon
   Solution, Inc.*                 70,300                1,130,424
--------------------------------------------------------------------------------
Linear Technology Corp.           293,400               11,733,066
--------------------------------------------------------------------------------
                                                        14,150,028
--------------------------------------------------------------------------------

SOFTWARE - 1.93%

Mentor Graphics Corp.*             60,900                1,022,511
--------------------------------------------------------------------------------
Microsoft Corp.                   996,000               26,394,000
--------------------------------------------------------------------------------
MSC.Software Corp.*               141,000                1,357,830
--------------------------------------------------------------------------------
Reynolds & Reynolds Co.,
  Class A   55,700              1,555,144
--------------------------------------------------------------------------------
                                                        30,329,485
--------------------------------------------------------------------------------

SPECIALTY RETAIL - 0.95%

Linens 'n Things, Inc.*            43,800                1,484,820
--------------------------------------------------------------------------------
Michaels Stores, Inc.              27,900                1,340,316
--------------------------------------------------------------------------------
Movado Group, Inc.                 26,800                  817,668
--------------------------------------------------------------------------------
Party City Corp.*                 108,200                1,666,280
--------------------------------------------------------------------------------
Rent-A-Center, Inc.*               41,600                1,352,416
--------------------------------------------------------------------------------
School Specialty, Inc.*            17,900                  608,600
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                           11

UBS TACTICAL ALLOCATION FUND


PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2004 (UNAUDITED)

COMMON STOCKS - (CONCLUDED)

                                        NUMBER OF
SECURITY DESCRIPTION                      SHARES             VALUE
--------------------------------------------------------------------------------
SPECIALTY RETAIL - (CONCLUDED)

Sharper Image Corp.*                      26,900         $    958,447
--------------------------------------------------------------------------------
TJX Cos., Inc.                           284,800            6,707,040
--------------------------------------------------------------------------------
                                                           14,935,587
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION
    SERVICES - 2.42%

Nextel Communications,
   Inc., Class A*                      1,432,700        $ 37,952,223
--------------------------------------------------------------------------------
Total Common Stocks
   (cost--$909,094,431)                                  986,975,958
--------------------------------------------------------------------------------


 PRINCIPAL
  AMOUNT                                                 MATURITY     INTEREST
   (000)                                                  DATES        RATES         VALUE
-------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 12.22%
-------------------------------------------------------------------------------------------------
$  30,000  U.S. Treasury Bonds                          05/15/30      6.250%      $35,764,440
-------------------------------------------------------------------------------------------------
   85,010  U.S. Treasury Notes                          11/30/05      1.875        85,547,943
-------------------------------------------------------------------------------------------------
   49,360  U.S. Treasury Notes                          09/15/08      3.125        50,025,225
-------------------------------------------------------------------------------------------------
   20,000  U.S. Treasury Notes                          08/15/13      4.250        20,500,000
-------------------------------------------------------------------------------------------------
Total U.S. Government Obligations (cost--$191,325,010)                            191,837,608
-------------------------------------------------------------------------------------------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION CERTIFICATES - 1.13%
-------------------------------------------------------------------------------------------------
    9,048  GNMA                                         07/15/29      6.000         9,479,624
-------------------------------------------------------------------------------------------------
    8,000  GNMA II                                      02/20/34      6.000         8,323,750
-------------------------------------------------------------------------------------------------
 Total Government National Mortgage Association
  Certificates (cost--$17,782,538)                                                17,803,374
-------------------------------------------------------------------------------------------------

FEDERAL HOME LOAN MORTGAGE CORPORATION CERTIFICATES - 0.93%
-------------------------------------------------------------------------------------------------
    5,000  FHLMC                                        01/12/09      3.875         5,068,050
-------------------------------------------------------------------------------------------------
    5,000  FHLMC                                        07/15/12      5.125         5,321,160
-------------------------------------------------------------------------------------------------
    4,052  FHLMC                                        08/01/28      6.500         4,267,305
-------------------------------------------------------------------------------------------------
 Total Federal Home Loan Mortgage Corporation
  Certificates (cost--$14,650,023)                                                 14,656,515
-------------------------------------------------------------------------------------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION CERTIFICATES - 4.75%
-------------------------------------------------------------------------------------------------
   10,500  FNMA                                         01/19/07      2.625        10,518,743
-------------------------------------------------------------------------------------------------
    7,735  FNMA                                         10/15/13      4.625         7,863,780
-------------------------------------------------------------------------------------------------
    2,000  FNMA                                         01/02/14      5.125         2,058,082
-------------------------------------------------------------------------------------------------
   23,325  FNMA                                        09/01/17 to
                                                       11/01/17       5.500        24,329,523
-------------------------------------------------------------------------------------------------
   28,325  FNMA                                        08/01/29 to
                                                       11/01/30       6.500        29,825,880
-------------------------------------------------------------------------------------------------
 Total Federal National Mortgage Association
  Certificates (cost--$74,558,896)                                                 74,596,008
-------------------------------------------------------------------------------------------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.69%
-------------------------------------------------------------------------------------------------
    6,656  FHLMC REMIC, Series T-42, Class A5           02/25/42      7.500         7,288,287
-------------------------------------------------------------------------------------------------
   10,000  FNMA REMIC, Series 2002-53, Class PD         01/25/32      6.000        10,455,937
-------------------------------------------------------------------------------------------------
    9,892  FNMA REMIC, Series 2004-W1, Class 3A         01/25/43      4.310        10,241,558
-------------------------------------------------------------------------------------------------
   10,000  GNMA REMIC, Series 2002-49, Class BK         09/20/29      5.500        10,322,554
-------------------------------------------------------------------------------------------------
    4,000  Salomon Brothers Mortgage Securities VII,
            Series 2003-CDCA, Class C**                 02/15/15      1.644(+/+)    3,999,841
-------------------------------------------------------------------------------------------------
 Total Collateralized Mortgage
  Obligations (cost--$42,322,537)                                                  42,308,177
-----------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
12

UBS TACTICAL ALLOCATION FUND


PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2004 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                   MATURITY    INTEREST
   (000)                                                     DATES      RATES        VALUE
-------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 0.34%
-------------------------------------------------------------------------------------------------
  $ 5,000  Conseco Finance Securitizations Corp., Series
            2000-2, Class A4 (cost--$5,295,508)           12/01/31      8.480%     $5,328,211
-------------------------------------------------------------------------------------------------
CORPORATE BONDS - 10.76%
-------------------------------------------------------------------------------------------------

AEROSPACE & DEFENSE - 0.31%

     500   BE Aerospace, Inc., Series B                   05/01/11      8.875         488,750
-------------------------------------------------------------------------------------------------
     600   Boeing Capital Corp.                           09/27/10      7.375         702,298
-------------------------------------------------------------------------------------------------
   1,150   Bombardier Capital, Inc.**                     06/29/06      6.125       1,228,516
-------------------------------------------------------------------------------------------------
     750   DRS Technologies, Inc.**                       11/01/13      6.875         776,250
-------------------------------------------------------------------------------------------------
     375   Lockheed Martin Corp.                          12/01/29      8.500         501,361
-------------------------------------------------------------------------------------------------
   1,000   Sequa Corp.                                    08/01/09      9.000       1,112,500
-------------------------------------------------------------------------------------------------
                                                                                    4,809,675
-------------------------------------------------------------------------------------------------

AIRLINES - 0.17%

   1,500   American Airline                               04/01/11      8.608       1,474,597
-------------------------------------------------------------------------------------------------
     300   American Airline, Series 99-1                  04/15/06      7.155         296,962
-------------------------------------------------------------------------------------------------
     949   Continental Airlines, Inc., Series 974B        01/02/17      6.900         840,301
-------------------------------------------------------------------------------------------------
                                                                                    2,611,860
-------------------------------------------------------------------------------------------------

APPAREL/TEXTILES - 0.12%

     500   Levi Strauss & Co.                             12/15/12     12.250         345,000
-------------------------------------------------------------------------------------------------
     500   Mothers Work, Inc.                             08/01/10     11.250         540,000
-------------------------------------------------------------------------------------------------
     925   Tommy Hilfiger USA, Inc.                       06/01/08      6.850         957,375
-------------------------------------------------------------------------------------------------
                                                                                    1,842,375
-------------------------------------------------------------------------------------------------

AUTOMOBILE OEM - 0.62%

   2,150   DaimlerChrysler N.A. Holding Corp.             06/04/08      4.050       2,160,746
-------------------------------------------------------------------------------------------------
     700   Ford Motor Co.                                 07/16/31      7.450         703,172
-------------------------------------------------------------------------------------------------
   3,075   Ford Motor Credit Co.                          01/12/09      5.800       3,178,707
-------------------------------------------------------------------------------------------------
     675   Ford Motor Credit Co.                          02/01/11      7.375         731,874
-------------------------------------------------------------------------------------------------
     925   General Motors Acceptance Corp.                09/15/11      6.875         997,623
-------------------------------------------------------------------------------------------------
     975   General Motors Acceptance Corp.                11/01/31      8.000       1,074,156
-------------------------------------------------------------------------------------------------
     725   General Motors Corp.                           07/15/33      8.375         821,556
-------------------------------------------------------------------------------------------------
                                                                                    9,667,834
-------------------------------------------------------------------------------------------------

AUTOMOTIVE PARTS - 0.06%

     500   Advanced Accesory Systems                      06/15/11     10.750         530,000
-------------------------------------------------------------------------------------------------
     500   Collins & Aikman Products Co.                  12/31/11     10.750         492,500
-------------------------------------------------------------------------------------------------
                                                                                    1,022,500
-------------------------------------------------------------------------------------------------

BANKING - NON-U.S. - 0.06%

     475   HSBC Holdings PLC                              12/12/12      5.250         495,557
-------------------------------------------------------------------------------------------------
     400   Royal Bank of Scotland Group PLC, Series 1     03/31/49      9.118         506,902
-------------------------------------------------------------------------------------------------
                                                                                    1,002,459
-------------------------------------------------------------------------------------------------

BANKING - U.S. - 0.79%

   1,650   Bank of America Corp.                          01/15/11      7.400       1,954,559
-------------------------------------------------------------------------------------------------
     800   Bank One Corp.                                 08/01/10      7.875         969,576
-------------------------------------------------------------------------------------------------
   2,225   Citigroup, Inc.                                10/01/10      7.250       2,624,307
-------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                           13

UBS TACTICAL ALLOCATION FUND


PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2004 (UNAUDITED)


 PRINCIPAL
  AMOUNT                                         MATURITY    INTEREST
   (000)                                           DATES      RATES        VALUE
-------------------------------------------------------------------------------------------------
CORPORATE BONDS
-------------------------------------------------------------------------------------------------
BANKING - U.S. - (CONCLUDED)

  $  475   CS First Boston, Inc.                01/15/09      3.875%     $  481,904
-------------------------------------------------------------------------------------------------
     450   CS First Boston, Inc.                01/15/12      6.500         508,424
-------------------------------------------------------------------------------------------------
     400   FleetBoston Financial Corp.          12/01/09      7.375         475,537
-------------------------------------------------------------------------------------------------
     950   J.P. Morgan Chase & Co.              05/01/08      3.625         965,129
-------------------------------------------------------------------------------------------------
     425   US Bank, N.A.                        08/01/11      6.375         482,271
-------------------------------------------------------------------------------------------------
     600   Wachovia Bank N.A.                   08/18/10      7.800         733,073
-------------------------------------------------------------------------------------------------
   2,250   Washington Mutual, Inc.              01/15/07      5.625       2,430,281
-------------------------------------------------------------------------------------------------
     650   Wells Fargo Bank N.A.                02/01/11      6.450         740,273
-------------------------------------------------------------------------------------------------
                                                                         12,365,334
-------------------------------------------------------------------------------------------------

BROADCAST - 0.26%

     750   Granite Broadcasting Corp.**         12/01/10      9.750         736,875
-------------------------------------------------------------------------------------------------
     500   Gray Television, Inc.                12/15/11      9.250         556,250
-------------------------------------------------------------------------------------------------
     425   News America, Inc.                   04/08/28      7.125         477,267
-------------------------------------------------------------------------------------------------
   1,000   Nexstar Finance Holdings LLC, Inc.   04/01/13     11.375#        725,000
-------------------------------------------------------------------------------------------------
     750   Sinclair Broadcast Group             03/15/12      8.000         806,250
-------------------------------------------------------------------------------------------------
     750   Young Broadcasting, Inc.             12/15/08      8.500         808,125
-------------------------------------------------------------------------------------------------
                                                                          4,109,767
-------------------------------------------------------------------------------------------------

BROKERAGE - 0.33%

     725   Bear Stearns Co., Inc.               01/31/08      4.000         748,086
-------------------------------------------------------------------------------------------------
   1,700   Goldman Sachs Group, Inc.            01/15/11      6.875       1,961,346
-------------------------------------------------------------------------------------------------
     650   Lehman Brothers Holdings, Inc.       01/18/12      6.625         745,520
-------------------------------------------------------------------------------------------------
   1,475   Morgan Stanley                       04/15/11      6.750       1,687,669
-------------------------------------------------------------------------------------------------
                                                                          5,142,621
-------------------------------------------------------------------------------------------------

BUILDING MATERIALS - 0.06%

     500   Building Materials Corp., Series B   07/15/05      7.750         511,250
-------------------------------------------------------------------------------------------------
     500   Interface, Inc.**                    02/01/14      9.500         495,000
-------------------------------------------------------------------------------------------------
                                                                          1,006,250
-------------------------------------------------------------------------------------------------

BUSINESS SERVICES - 0.08%

     500   Activant Solutions, Inc.             06/15/11     10.500         530,000
-------------------------------------------------------------------------------------------------
     750   Invensys PLC**                       03/15/11      9.875         736,103
-------------------------------------------------------------------------------------------------
                                                                          1,266,103
-------------------------------------------------------------------------------------------------

CABLE - 0.43%

     500   Block Communications, Inc.           04/15/09      9.250         536,250
-------------------------------------------------------------------------------------------------
   1,250   Charter Communications Holdings      04/01/09     10.000       1,087,500
-------------------------------------------------------------------------------------------------
   1,725   Comcast Cable Communications, Inc.   01/30/11      6.750       1,954,927
-------------------------------------------------------------------------------------------------
   1,250   CSC Holdings, Inc., Series B         04/01/11      7.625       1,350,000
-------------------------------------------------------------------------------------------------
   1,000   Insight Communications, Inc.         02/15/11     12.250#        860,000
-------------------------------------------------------------------------------------------------
   1,000   Mediacom Broadband LLC               01/15/13      9.500       1,015,000
-------------------------------------------------------------------------------------------------
                                                                          6,803,677
-------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
14

UBS TACTICAL ALLOCATION FUND


PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2004 (UNAUDITED)


 PRINCIPAL
  AMOUNT                                                    MATURITY    INTEREST
   (000)                                                      DATES      RATES         VALUE
-------------------------------------------------------------------------------------------------
CORPORATE BONDS
-------------------------------------------------------------------------------------------------

CHEMICALS - 0.46%

 $ 1,150   Dow Chemical Co.                                02/01/11      6.125%     $ 1,272,713
-------------------------------------------------------------------------------------------------
     500   Equistar Chemicals LP                           05/01/11     10.625          542,500
-------------------------------------------------------------------------------------------------
     950   ICI Wilmington, Inc.                            12/01/08      4.375          966,020
-------------------------------------------------------------------------------------------------
     750   Millennium America, Inc.                        06/15/08      9.250          813,750
-------------------------------------------------------------------------------------------------
     750   Omnova Solutions, Inc.                          06/01/10     11.250          836,250
-------------------------------------------------------------------------------------------------
     625   Praxair, Inc.                                   04/01/12      6.375          709,820
-------------------------------------------------------------------------------------------------
     500   Rhodia SA**                                     06/01/11      8.875          447,500
-------------------------------------------------------------------------------------------------
     375   Rohm & Haas Co.                                 07/15/29      7.850          474,646
-------------------------------------------------------------------------------------------------
     500   Terra Capital, Inc.                             06/01/10     11.500          547,500
-------------------------------------------------------------------------------------------------
     500   Westlake Chemical Corp.                         07/15/11      8.750          545,000
-------------------------------------------------------------------------------------------------
                                                                                      7,155,699
-------------------------------------------------------------------------------------------------

COMMERCIAL SERVICES - 0.03%

     450   Cendant Corp.                                   01/15/08      6.250          496,031
-------------------------------------------------------------------------------------------------

CONSUMER PRODUCTS - DURABLES - 0.03%

     500   Fedders North America, Inc.**                   03/01/14      9.875          484,660
-------------------------------------------------------------------------------------------------

CONSUMER PRODUCTS - NONDURABLES - 0.06%

     335   Avon Products, Inc.                             11/15/09      7.150          393,573
-------------------------------------------------------------------------------------------------
     500   Newell Rubbermaid, Inc.                         05/01/10      4.000          491,599
-------------------------------------------------------------------------------------------------
                                                                                        885,172
-------------------------------------------------------------------------------------------------

CONTAINERS & PACKAGING - 0.25%

     500   Anchor Glass Container Corp.                    02/15/13     11.000          580,000
-------------------------------------------------------------------------------------------------
     500   Boise Cascade Co.                               11/01/13      7.000          527,578
-------------------------------------------------------------------------------------------------
     750   Crown Cork & Seal, Inc.                         04/15/23      8.000          716,250
-------------------------------------------------------------------------------------------------
     500   Crown Euro Holdings SA                          03/01/13     10.875          582,500
-------------------------------------------------------------------------------------------------
     500   Owens-Brockway Glass Container, Inc.            02/15/09      8.875          543,750
-------------------------------------------------------------------------------------------------
     500   Owens-Illinois, Inc.                            05/15/10      7.500          492,500
-------------------------------------------------------------------------------------------------
     500   Tekni-Plex, Inc., Series B                      06/15/10     12.750          540,000
-------------------------------------------------------------------------------------------------
                                                                                      3,982,578
-------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES - 0.78%

   1,000   AES Corp.                                       03/01/14      7.750          990,000
-------------------------------------------------------------------------------------------------
   1,125   American Electric Power Co., Series A           05/15/06      6.125        1,215,164
-------------------------------------------------------------------------------------------------
     750   Calpine Canada Energy Finance                   05/01/08      8.500          579,375
-------------------------------------------------------------------------------------------------
     500   Calpine Corp.**                                 07/15/13      8.750          460,000
-------------------------------------------------------------------------------------------------
     425   Commonwealth Edison Co., Series 98              03/15/12      6.150          475,461
-------------------------------------------------------------------------------------------------
   1,000   Comstock Resources, Inc.                        03/01/12      6.875        1,011,250
-------------------------------------------------------------------------------------------------
     400   Consolidated Edison Co. of New York, Series B   09/01/10      7.500          479,681
-------------------------------------------------------------------------------------------------
     600   Dominion Resources, Inc., Series A              06/15/10      8.125          724,471
-------------------------------------------------------------------------------------------------
     750   Dynegy Holdings, Inc.                           04/01/11      6.875          654,375
-------------------------------------------------------------------------------------------------
     500   Edison Mission Energy                           08/15/08     10.000          525,000
-------------------------------------------------------------------------------------------------
     450   FirstEnergy Corp., Series B                     11/15/11      6.450          488,424
-------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                           15

UBS TACTICAL ALLOCATION FUND

PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2004 (UNAUDITED)


 PRINCIPAL
  AMOUNT                                                    MATURITY    INTEREST
   (000)                                                      DATES      RATES         VALUE
---------------------------------------------------------------------------------------------------
CORPORATE BONDS
---------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - (CONCLUDED)

$   425    FPL Group Capital, Inc.                         09/15/06      7.625%     $  478,420
---------------------------------------------------------------------------------------------------
    450    MidAmerican Energy Holdings Co.                 10/01/12      5.875         482,513
---------------------------------------------------------------------------------------------------
    425    Progress Energy, Inc.                           10/30/31      7.000         470,505
---------------------------------------------------------------------------------------------------
    400    PSEG Power                                      04/15/11      7.750         478,819
---------------------------------------------------------------------------------------------------
    750    Reliant Resources, Inc.                         07/15/13      9.500         813,750
---------------------------------------------------------------------------------------------------
    650    Southern California Edison                      02/15/07      8.000         744,250
---------------------------------------------------------------------------------------------------
    675    Southern Power Co., Series B                    07/15/12      6.250         744,483
---------------------------------------------------------------------------------------------------
    425    Xcel Energy, Inc.                               12/01/10      7.000         492,901
---------------------------------------------------------------------------------------------------
                                                                                    12,308,842
---------------------------------------------------------------------------------------------------

ELECTRONICS - 0.03%

    500    Telex Communications, Inc.**                    10/15/08     11.500         541,875
---------------------------------------------------------------------------------------------------

ENERGY - 0.08%

    425    Apache Corp.                                    04/15/12      6.250         483,125
---------------------------------------------------------------------------------------------------
    625    Devon Financing Corp., U.L.C.                   09/30/11      6.875         717,787
---------------------------------------------------------------------------------------------------
                                                                                     1,200,912
---------------------------------------------------------------------------------------------------

ENERGY - INTEGRATED - 0.09%

    675    ConocoPhillips, Inc.                            05/25/05      8.500         731,021
---------------------------------------------------------------------------------------------------
    575    ConocoPhillips, Inc.                            05/25/10      8.750         728,102
---------------------------------------------------------------------------------------------------
                                                                                     1,459,123
---------------------------------------------------------------------------------------------------

ENTERTAINMENT - 0.19%

    500    Imax Corp.**                                    12/01/10      9.625         535,000
---------------------------------------------------------------------------------------------------
  1,225    Time Warner, Inc.                               04/15/31      7.625       1,424,617
---------------------------------------------------------------------------------------------------
    425    Viacom, Inc.                                    05/15/11      6.625         487,579
---------------------------------------------------------------------------------------------------
    425    Walt Disney Co.                                 03/01/12      6.375         470,795
---------------------------------------------------------------------------------------------------
                                                                                     2,917,991
---------------------------------------------------------------------------------------------------

ENVIRONMENTAL SERVICES - 0.11%

  1,250    Allied Waste North America, Inc.**              02/15/11      5.750       1,212,500
---------------------------------------------------------------------------------------------------
    425    Waste Management, Inc.                          08/01/10      7.375         497,511
---------------------------------------------------------------------------------------------------
                                                                                     1,710,011
---------------------------------------------------------------------------------------------------

FINANCE - NONCAPTIVE CONSUMER - 0.18%

    500    Countrywide Home Loans                          05/21/08      3.250         498,307
---------------------------------------------------------------------------------------------------
  1,275    Household Finance Corp.                         05/15/11      6.750       1,451,998
---------------------------------------------------------------------------------------------------
    875    SLM Corp.                                       04/10/07      5.625         952,098
---------------------------------------------------------------------------------------------------
                                                                                     2,902,403
---------------------------------------------------------------------------------------------------

FINANCE - NONCAPTIVE DIVERSIFIED - 0.46%

    900    CIT Group, Inc.                                 02/07/06      6.500         974,419
---------------------------------------------------------------------------------------------------
  4,850    General Electric Capital Corp.                  06/15/12      6.000       5,356,573
---------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
16

UBS TACTICAL ALLOCATION FUND

PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2004 (UNAUDITED)


 PRINCIPAL
  AMOUNT                                                    MATURITY    INTEREST
   (000)                                                      DATES      RATES         VALUE
---------------------------------------------------------------------------------------------------
CORPORATE BONDS
---------------------------------------------------------------------------------------------------

FINANCE - NONCAPTIVE DIVERSIFIED - (CONCLUDED)

 $  425    General Electric Capital Corp.                  03/15/32      6.750%     $  487,079
---------------------------------------------------------------------------------------------------
    425    International Lease Finance Corp.               03/15/09      6.375         478,266
---------------------------------------------------------------------------------------------------
                                                                                     7,296,337
---------------------------------------------------------------------------------------------------

FOOD - 0.30%

    425    Conagra Foods, Inc.                             09/15/11      6.750         485,661
---------------------------------------------------------------------------------------------------
    875    Kraft Foods, Inc.                               11/01/11      5.625         938,604
---------------------------------------------------------------------------------------------------
    750    Land O'Lakes, Inc.                              11/15/11      8.750         650,625
---------------------------------------------------------------------------------------------------
    500    Merisant Co.**                                  07/15/13      9.500         510,000
---------------------------------------------------------------------------------------------------
    750    Pinnacle Foods Holding Corp.**                  12/01/13      8.250         785,625
---------------------------------------------------------------------------------------------------
    750    Seminis Vegetable Seeds, Inc.**                 10/01/13     10.250         802,500
---------------------------------------------------------------------------------------------------
    400    Unilever Capital Corp.                          11/01/10      7.125         473,768
---------------------------------------------------------------------------------------------------
                                                                                     4,646,783
---------------------------------------------------------------------------------------------------

FOOD PROCESSORS/BEVERAGE/BOTTLING - 0.15%

    425    Coors Brewing Co.                               05/15/12      6.375         474,782
---------------------------------------------------------------------------------------------------
    475    Diageo Capital PLC                              11/19/07      3.500         484,301
---------------------------------------------------------------------------------------------------
    925    Miller Brewing Co.**                            08/15/13      5.500         973,704
---------------------------------------------------------------------------------------------------
    450    Pepsi Bottling Holdings, Inc.**                 02/17/09      5.625         495,301
---------------------------------------------------------------------------------------------------
                                                                                     2,428,088
---------------------------------------------------------------------------------------------------

GAMING - 0.27%

    425    Harrahs Operating Co., Inc.                     01/15/09      7.500         489,148
---------------------------------------------------------------------------------------------------
    750    Majestic Star Casino LLC                        10/15/10      9.500         785,625
---------------------------------------------------------------------------------------------------
    500    MTR Gaming Group, Inc.                          04/01/10      9.750         527,500
---------------------------------------------------------------------------------------------------
    750    River Rock Entertainment**                      11/01/11      9.750         808,125
---------------------------------------------------------------------------------------------------
    750    Station Casinos, Inc.**                         03/01/16      6.875         757,500
---------------------------------------------------------------------------------------------------
    750    Wheeling Island Gaming, Inc.                    12/15/09     10.125         802,500
---------------------------------------------------------------------------------------------------
                                                                                     4,170,398
---------------------------------------------------------------------------------------------------

HEALTH CARE - 0.13%

    750    Alliance Imaging                                04/15/11     10.375         755,625
---------------------------------------------------------------------------------------------------
    400    McKesson Corp.                                  02/01/12      7.750         475,933
---------------------------------------------------------------------------------------------------
    750    Universal Hospital Services**                   11/01/11     10.125         800,625
---------------------------------------------------------------------------------------------------
                                                                                     2,032,183
---------------------------------------------------------------------------------------------------

HOME BUILDERS - 0.03%

    400    Centex Corp.                                    02/01/11      7.875         476,738
---------------------------------------------------------------------------------------------------

INDUSTRIAL - OTHER - 0.04%

    500    FastenTech, Inc.**                              05/01/11     11.500         555,000
---------------------------------------------------------------------------------------------------

INSURANCE - MULTILINE - 0.03%

    400    Allstate Corp.                                  12/01/09      7.200         474,018
---------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                           17

UBS TACTICAL ALLOCATION FUND

PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2004 (UNAUDITED)


 PRINCIPAL
  AMOUNT                                                    MATURITY    INTEREST
   (000)                                                      DATES      RATES         VALUE
---------------------------------------------------------------------------------------------------
CORPORATE BONDS
---------------------------------------------------------------------------------------------------

INSURANCE - P&C - 0.11%

  $ 700    Hartford Financial Services Group, Inc.         09/01/07      4.700%    $  742,476
---------------------------------------------------------------------------------------------------
    425    Marsh & McLennan Co., Inc.                      03/15/12      6.250        472,852
---------------------------------------------------------------------------------------------------
    475    Travelers Property Casualty Corp.               03/15/13      5.000        481,541
---------------------------------------------------------------------------------------------------
                                                                                    1,696,869
---------------------------------------------------------------------------------------------------

LEISURE - 0.21%

    500    Bally Total Fitness Holding Corp.               07/15/11     10.500        462,500
---------------------------------------------------------------------------------------------------
    500    Equinox Holdings, Inc.**                        12/15/09      9.000        522,500
---------------------------------------------------------------------------------------------------
    500    Intrawest Corp.                                 10/15/13      7.500        518,750
---------------------------------------------------------------------------------------------------
    500    Jacobs Entertainment Co.                        02/01/09     11.875        535,000
---------------------------------------------------------------------------------------------------
    750    Town Sports International, Inc.                 04/15/11      9.625        774,375
---------------------------------------------------------------------------------------------------
    500    Vail Resorts, Inc.**                            02/15/14      6.750        497,500
---------------------------------------------------------------------------------------------------
                                                                                    3,310,625
---------------------------------------------------------------------------------------------------

LODGING - 0.14%

    500    John Q. Hammons Hotels, Series B                05/15/12      8.875        546,250
---------------------------------------------------------------------------------------------------
    500    Meristar Hospitality Corp.                      01/15/11      9.125        517,500
---------------------------------------------------------------------------------------------------
  1,000    Starwood Hotels & Resorts                       05/01/12      7.875      1,115,000
---------------------------------------------------------------------------------------------------
                                                                                    2,178,750
---------------------------------------------------------------------------------------------------

MACHINERY - AG & CONSTRUCTION - 0.10%

    500    Better Minerals & Aggregates Co.                09/15/09     13.000        370,000
---------------------------------------------------------------------------------------------------
    425    Caterpillar, Inc.                               05/01/11      6.550        490,160
---------------------------------------------------------------------------------------------------
    625    John Deere Capital Corp.                        03/15/12      7.000        732,944
---------------------------------------------------------------------------------------------------
                                                                                    1,593,104
---------------------------------------------------------------------------------------------------

MANUFACTURING - DIVERSIFIED - 0.03%

    425    United Technologies Corp.                       05/15/12      6.100        474,938
---------------------------------------------------------------------------------------------------

METALS & MINING - 0.10%

    750    AK Steel Corp.                                  06/15/12      7.750        645,000
---------------------------------------------------------------------------------------------------
    450    Alcoa, Inc.                                     01/15/12      6.000        500,931
---------------------------------------------------------------------------------------------------
    500    Russel Metals, Inc.**                           03/01/14      6.375        507,500
---------------------------------------------------------------------------------------------------
                                                                                    1,653,431
---------------------------------------------------------------------------------------------------

OIL & GAS - 0.26%

    625    Duke Energy Field Services                      08/16/10      7.875        748,244
---------------------------------------------------------------------------------------------------
    750    Massey Energy Corp.                             03/01/07      6.950        772,500
---------------------------------------------------------------------------------------------------
    745    Parker Drilling Co.                             10/01/13      9.625        812,050
---------------------------------------------------------------------------------------------------
    400    Sempra Energy                                   03/01/10      7.950        480,365
---------------------------------------------------------------------------------------------------
  1,075    Transocean, Inc.                                04/15/11      6.625      1,222,186
---------------------------------------------------------------------------------------------------
                                                                                    4,035,345
---------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
18

UBS TACTICAL ALLOCATION FUND

PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2004 (UNAUDITED)


 PRINCIPAL
  AMOUNT                                                    MATURITY    INTEREST
   (000)                                                      DATES      RATES         VALUE
---------------------------------------------------------------------------------------------------
CORPORATE BONDS
---------------------------------------------------------------------------------------------------
OIL REFINING - 0.19%

$ 1,000    Giant Industries, Inc.                          05/15/12      11.000%   $1,115,000
---------------------------------------------------------------------------------------------------
  1,000    Tesoro Petroleum Corp., Series B                11/01/08       9.625     1,092,500
---------------------------------------------------------------------------------------------------
    625    Valero Energy Corp.                             04/15/32       7.500       736,202
---------------------------------------------------------------------------------------------------
                                                                                    2,943,702
---------------------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS - 0.47%

    750    Ainsworth Lumber Ltd.**                         03/15/14       6.750          750,000
---------------------------------------------------------------------------------------------------
    500    Blue Ridge Paper Products, Inc.**               12/15/08       9.500          511,250
---------------------------------------------------------------------------------------------------
    500    Buckeye Technologies, Inc.                      10/15/10       8.000          496,250
---------------------------------------------------------------------------------------------------
    500    Four M Corp., Series B                          06/01/06      12.000          500,000
---------------------------------------------------------------------------------------------------
  1,250    Georgia-Pacific Corp.                           05/15/31       8.875        1,350,000
---------------------------------------------------------------------------------------------------
    425    International Paper Co.                         09/01/11       6.750          479,353
---------------------------------------------------------------------------------------------------
  1,000    Pacifica Papers, Inc.                           03/15/09      10.000        1,051,250
---------------------------------------------------------------------------------------------------
    750    Pliant Corp.                                    09/01/09      11.125          781,875
---------------------------------------------------------------------------------------------------
    500    Riverside Forest Products Ltd.**                03/01/14       7.875          516,250
---------------------------------------------------------------------------------------------------
    500    Tembec Industries, Inc.                         06/30/09       8.625          492,500
---------------------------------------------------------------------------------------------------
    425    Weyerhaeuser Co.                                03/15/32       7.375          487,208
---------------------------------------------------------------------------------------------------
                                                                                       7,415,936
---------------------------------------------------------------------------------------------------

PHARMACEUTICALS - 0.06%

    450    Bristol-Myers Squibb Co.                        10/01/11       5.750          492,169
---------------------------------------------------------------------------------------------------
    450    Wyeth Pharmaceuticals                           03/15/13       5.500          468,842
---------------------------------------------------------------------------------------------------
                                                                                         961,011
---------------------------------------------------------------------------------------------------

PUBLISHING - 0.28%

    500    Advanstar Communications, Inc.                  08/15/10      10.750          546,250
---------------------------------------------------------------------------------------------------
    500    American Color Graphics                         06/15/10      10.000          445,000
---------------------------------------------------------------------------------------------------
    500    Hollinger, Inc.                                 12/15/10       9.000          545,000
---------------------------------------------------------------------------------------------------
    500    Mail-Well I Corp.**                             12/01/13       7.875          482,500
---------------------------------------------------------------------------------------------------
    750    Reader's Digest Association, Inc.**             03/01/11       6.500          750,000
---------------------------------------------------------------------------------------------------
    500    Sheridan Acquisition Corp.**                    08/15/11      10.250          533,750
---------------------------------------------------------------------------------------------------
    500    Vertis, Inc.                                    06/15/09      10.875          507,500
---------------------------------------------------------------------------------------------------
    500    Von Hoffman Corp.                               03/15/09      10.250          523,750
---------------------------------------------------------------------------------------------------
                                                                                       4,333,750
---------------------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS - 0.05%

    675    EOP Operating LP                                06/15/28       7.250          754,123
---------------------------------------------------------------------------------------------------

RESTAURANTS - 0.10%

    500    American Restaurant Group, Inc., Series D       11/01/06      11.500          275,000
---------------------------------------------------------------------------------------------------
    750    Buffets, Inc.                                   07/15/10      11.250          810,000
---------------------------------------------------------------------------------------------------
    500    Sbarro, Inc.                                    09/15/09      11.000          412,500
---------------------------------------------------------------------------------------------------
                                                                                       1,497,500
---------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                           19

UBS TACTICAL ALLOCATION FUND

PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2004 (UNAUDITED)


 PRINCIPAL
  AMOUNT                                                    MATURITY    INTEREST
   (000)                                                      DATES      RATES         VALUE
---------------------------------------------------------------------------------------------------
CORPORATE BONDS
---------------------------------------------------------------------------------------------------

RETAIL - 0.46%

 $  750   Couche Tard U.S.**                               12/15/13       7.500%     $ 802,500
---------------------------------------------------------------------------------------------------
    425   Federated Department Stores                      04/01/11       6.625        484,248
---------------------------------------------------------------------------------------------------
    750   Ingles Markets, Inc.                             12/01/11       8.875        778,125
---------------------------------------------------------------------------------------------------
    500   Jo-Ann Stores, Inc.**                            03/01/12       7.500        503,125
---------------------------------------------------------------------------------------------------
    400   Kohl's Corp.                                     06/01/29       7.250        475,734
---------------------------------------------------------------------------------------------------
    400   Kroger Co.                                       04/01/31       7.500        476,145
---------------------------------------------------------------------------------------------------
    750   Pantry, Inc.**                                   02/15/14       7.750        761,250
---------------------------------------------------------------------------------------------------
    750   Pathmark Stores, Inc.                            02/01/12       8.750        780,000
---------------------------------------------------------------------------------------------------
    425   Safeway, Inc.                                    03/01/11       6.500        472,370
---------------------------------------------------------------------------------------------------
    425   Target Corp.                                     07/15/31       7.000        495,961
---------------------------------------------------------------------------------------------------
  1,050   Wal-Mart Stores, Inc.                            08/10/09       6.875      1,227,316
---------------------------------------------------------------------------------------------------
                                                                                     7,256,774
---------------------------------------------------------------------------------------------------

ROAD & RAIL - 0.03%

    425   Burlington Northern Santa Fe Corp.               05/13/29       7.082        494,138
---------------------------------------------------------------------------------------------------

TECHNOLOGY - HARDWARE - 0.05%

    750   Amkor Technologies, Inc.                         05/15/13       7.750        783,750
---------------------------------------------------------------------------------------------------

TECHNOLOGY - SOFTWARE - 0.03%

    475   Computer Sciences Corp.                          04/15/08       3.500        478,252
---------------------------------------------------------------------------------------------------

TELECOMMUNICATIONS - 0.08%

  1,250   Qwest Communications International, Inc.**       02/15/11       7.250      1,190,625

---------------------------------------------------------------------------------------------------

TOBACCO - 0.11%

  1,100   Altria Group, Inc.                               01/15/27       7.750      1,221,924
---------------------------------------------------------------------------------------------------
    425   UST, Inc.                                        07/15/12       6.625        479,773
---------------------------------------------------------------------------------------------------
                                                                                     1,701,697
---------------------------------------------------------------------------------------------------

TRANSPORTATION SERVICES - 0.14%

    400   ERAC USA Finance Co.**                           01/15/11       8.000        481,625
---------------------------------------------------------------------------------------------------
    675   Hertz Corp.                                      08/15/07       7.625        742,114
---------------------------------------------------------------------------------------------------
  1,000   Stena AB                                         11/01/13       7.500      1,030,000
---------------------------------------------------------------------------------------------------
                                                                                     2,253,739
---------------------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES - 0.77%

    500   Alamosa Delaware, Inc.                           07/31/10      11.000        535,000
---------------------------------------------------------------------------------------------------
    500   American Cellular Corp., Series B                08/01/11      10.000        502,500
---------------------------------------------------------------------------------------------------
    500   American Towers, Inc.**                          12/01/11       7.250        511,250
---------------------------------------------------------------------------------------------------
    400   AT&T Corp.                                       11/15/31       8.500        471,391
---------------------------------------------------------------------------------------------------
    600   AT&T Wireless Services, Inc.                     03/01/11       7.875        706,029
---------------------------------------------------------------------------------------------------
    500   Cincinnati Bell, Inc.                            01/15/14       8.375        526,250
---------------------------------------------------------------------------------------------------
  1,250   Citizens Communications Co.                      05/15/11       9.250      1,407,925
---------------------------------------------------------------------------------------------------
    500   Crown Castle International Corp.                 08/01/11       9.375        550,000
---------------------------------------------------------------------------------------------------
    375   Deutsche Telekom International Finance BV        06/15/30       8.250        483,102
---------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
20

UBS TACTICAL ALLOCATION FUND

PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2004 (UNAUDITED)


 PRINCIPAL
  AMOUNT                                                    MATURITY    INTEREST
   (000)                                                      DATES      RATES         VALUE
---------------------------------------------------------------------------------------------------
CORPORATE BONDS - (CONCLUDED)
---------------------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES - (CONCLUDED)

  $ 500   Dobson Communications Corp.                      10/01/13       8.875%    $   430,000
---------------------------------------------------------------------------------------------------
    350   France Telecom SA                                03/01/31      10.000         462,818
---------------------------------------------------------------------------------------------------
    500   SBA Communications Corp.                         02/01/09      10.250         501,250
---------------------------------------------------------------------------------------------------
    400   Sprint Capital Corp.                             03/15/12       8.375         479,495
---------------------------------------------------------------------------------------------------
    475   Telecom Italia Capital**                         11/15/13       5.250         481,305
---------------------------------------------------------------------------------------------------
    600   Telus Corp.                                      06/01/11       8.000         716,494
---------------------------------------------------------------------------------------------------
  1,000   Triton PCS, Inc.                                 02/01/11       9.375       1,020,000
---------------------------------------------------------------------------------------------------
    750   US Unwired, Inc.                                 11/01/09      13.375#        693,750
---------------------------------------------------------------------------------------------------
  1,050   Verizon New York, Inc., Series A                 04/01/12       6.875       1,182,887
---------------------------------------------------------------------------------------------------
    400   Vodafone Group PLC                               02/15/30       7.875         501,379
---------------------------------------------------------------------------------------------------
                                                                                     12,162,825
---------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost--$169,359,886)                                          168,946,181
---------------------------------------------------------------------------------------------------

INTERNATIONAL OBLIGATIONS - 0.19%
---------------------------------------------------------------------------------------------------
    430   Pemex Project Funding Master Trust               11/15/11       8.000         493,425
---------------------------------------------------------------------------------------------------
    675   State of Qatar**                                 06/15/30       9.750         960,188
---------------------------------------------------------------------------------------------------
  1,250   United Mexican States                            12/30/19       8.125       1,450,000
---------------------------------------------------------------------------------------------------

TOTAL INTERNATIONAL OBLIGATIONS (COST--$2,902,431)                                    2,903,613
---------------------------------------------------------------------------------------------------

SHORT-TERM U.S. GOVERNMENT OBLIGATION@ - 0.13%
---------------------------------------------------------------------------------------------------
  2,000   U.S. Treasury Bills(++) (cost--$1,991,452)       08/05/04       0.980        1,991,452
---------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENT - 9.79%
---------------------------------------------------------------------------------------------------
153,774   Repurchase Agreement dated 02/27/04 with
            State Street Bank & Trust Co., collateralized
            by $16,495,256 U.S. Treasury Bills, zero
            coupon due 05/27/04 to 08/12/04,
            $26,952,438 U.S. Treasury Bonds, 5.250%
            to 9.250% due 02/15/16 to 05/15/30 and
            $103,164,870 U.S. Treasury Notes, 1.625%
            to 5.625% due 02/29/04 to 05/15/08
            (value--$156,900,663); proceeds:
            $ 153,785,661 (cost--$153,774,000)             03/01/04       0.910      153,774,000
---------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                                           21

UBS TACTICAL ALLOCATION FUND

PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2004 (UNAUDITED)


 PRINCIPAL
  AMOUNT                                                       MATURITY    INTEREST
   (000)                                                         DATES     RATES(+)       VALUE
---------------------------------------------------------------------------------------------------
INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED - 0.49%
---------------------------------------------------------------------------------------------------

MONEY MARKET FUNDS - 0.49%

     10   Scudder Money Market Series                         03/01/04     0.970%    $       10,484
---------------------------------------------------------------------------------------------------
  7,610   UBS Private Money Market Fund LLC                   03/01/04     1.027          7,609,718
---------------------------------------------------------------------------------------------------
Total Money Market Funds (cost--$7,620,202)                                               7,620,202
---------------------------------------------------------------------------------------------------
Total Investments (cost--$1,590,676,914)--106.27%                                     1,668,741,299
---------------------------------------------------------------------------------------------------
Liabilities in excess of other assets--(6.27)%                                          (98,461,081)
---------------------------------------------------------------------------------------------------
Net Assets--100.00%                                                                  $1,570,280,218
---------------------------------------------------------------------------------------------------

*    Non-income producing security.

** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 1.84% of net assets as of February 29, 2004, may be resold in transactions exempt from registration, normally to qualified institutional buyers.

+    Interest rates shown reflect yield at February 29, 2004.

++   Entire or partial amount pledged as collateral for futures transactions.

+/+ Floating rate securities. The interest rates shown are the current rates as of February 29, 2004.

@    Interest rate shown is the discount rate at date of purchase.

# Denotes a step-up bond or zero coupon bond that converts to the noted fixed rate at a designated future date.




FUTURES CONTRACTS

 NUMBER OF                                   IN          EXPIRATION      UNREALIZED
 CONTRACTS     CONTRACTS TO DELIVER     EXCHANGE FOR        DATE        APPRECIATION
---------------------------------------------------------------------------------------
80               S&P 500 Futures       $22,719,704      March 2004        $172,296
---------------------------------------------------------------------------------------


                 See accompanying notes to financial statements
--------------------------------------------------------------------------------
22

UBS TACTICAL ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES - FEBRUARY 29, 2004 (UNAUDITED)



ASSETS
Investments in unaffiliated securities, at value (cost--$1,583,067,196)   $1,661,131,581
---------------------------------------------------------------------------------------------------
Investments in affliliated security, at value (cost--$7,609,718)               7,609,718
---------------------------------------------------------------------------------------------------
Cash                                                                          10,586,511
---------------------------------------------------------------------------------------------------
Receivable for investments sold                                              780,216,660
---------------------------------------------------------------------------------------------------
Receivable for shares of beneficial interest sold                                123,001
---------------------------------------------------------------------------------------------------
Receivable for dividends and interest                                          7,589,731
---------------------------------------------------------------------------------------------------
Receivable for variation margin                                                   28,000
---------------------------------------------------------------------------------------------------
Other assets                                                                      95,875
---------------------------------------------------------------------------------------------------
Total assets                                                               2,467,381,077
---------------------------------------------------------------------------------------------------

LIABILITIES
Payable for investments purchased                                            877,460,849
---------------------------------------------------------------------------------------------------
Payable for shares of beneficial interest repurchased                          9,913,316
---------------------------------------------------------------------------------------------------
Payable for cash collateral for securities loaned                              7,620,202
---------------------------------------------------------------------------------------------------
Payable to affiliates                                                          1,327,898
---------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                           778,594
---------------------------------------------------------------------------------------------------
Total liabilities                                                            897,100,859
---------------------------------------------------------------------------------------------------

NET ASSETS
Beneficial interest--$0.001 par value (unlimited amount authorized)        1,826,155,427
---------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                                3,808,848
---------------------------------------------------------------------------------------------------
Accumulated net realized loss from investment and futures transactions      (337,920,738)
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and futures                        78,236,681
---------------------------------------------------------------------------------------------------
Net assets                                                                $1,570,280,218
---------------------------------------------------------------------------------------------------



                 See accompanying notes to financial statements
--------------------------------------------------------------------------------
                                                                           23

UBS TACTICAL ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES - FEBRUARY 29, 2004 (UNAUDITED)


CLASS A:
Net assets                                                         $626,627,666
--------------------------------------------------------------------------------
Shares outstanding                                                   24,109,524
--------------------------------------------------------------------------------
Net asset value per share                                                $25.99
--------------------------------------------------------------------------------
Maximum offering price per share (net asset value plus sales
  charge of 5.50%)                                                       $27.50
--------------------------------------------------------------------------------

CLASS B:
Net assets                                                         $398,019,504
--------------------------------------------------------------------------------
Shares outstanding                                                   15,726,178
--------------------------------------------------------------------------------
Net asset value and offering price per share                             $25.31
--------------------------------------------------------------------------------

CLASS C:
Net assets                                                         $408,454,405
--------------------------------------------------------------------------------
Shares outstanding                                                   16,032,082
--------------------------------------------------------------------------------
Net asset value and offering price per share                             $25.48
--------------------------------------------------------------------------------

CLASS Y:
Net assets                                                         $137,178,643
--------------------------------------------------------------------------------
Shares outstanding                                                    5,211,148
--------------------------------------------------------------------------------
Net asset value, offering price and redemption value per share           $26.32
--------------------------------------------------------------------------------

                 See accompanying notes to financial statements
--------------------------------------------------------------------------------
24

UBS TACTICAL ALLOCATION FUND

STATEMENT OF OPERATIONS


                                                                  For the Six
                                                                 Months Ended
                                                               February 29, 2004
                                                                  (unaudited)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends                                                        $ 14,547,491
--------------------------------------------------------------------------------
Interest (net of foreign withholding tax of $1,200)                   202,449
--------------------------------------------------------------------------------
                                                                   14,749,940
--------------------------------------------------------------------------------
EXPENSES:
Investment advisory and administration fees                         3,821,297
--------------------------------------------------------------------------------
Service fees--Class A                                                 817,751
--------------------------------------------------------------------------------
Service and distribution fees--Class B                              2,168,255
--------------------------------------------------------------------------------
Service and distribution fees--Class C                              2,223,238
--------------------------------------------------------------------------------
Transfer agency and related services fees--Class A                    425,610
--------------------------------------------------------------------------------
Transfer agency and related services fees--Class B                    364,568
--------------------------------------------------------------------------------
Transfer agency and related services fees--Class C                    291,782
--------------------------------------------------------------------------------
Transfer agency and related services fees--Class Y                     26,945
--------------------------------------------------------------------------------
Custody and accounting                                                417,682
--------------------------------------------------------------------------------
S&P 500 licensing fee                                                 202,242
--------------------------------------------------------------------------------
Reports and notices to shareholders                                   170,998
--------------------------------------------------------------------------------
Professional fees                                                      51,780
--------------------------------------------------------------------------------
State registration fees                                                42,015
--------------------------------------------------------------------------------
Trustees' fees                                                         13,328
--------------------------------------------------------------------------------
Insurance expense                                                      12,700
--------------------------------------------------------------------------------
Interest expense                                                        4,292
--------------------------------------------------------------------------------
Other expenses                                                         40,339
--------------------------------------------------------------------------------
                                                                   11,094,822
--------------------------------------------------------------------------------
Less: Fee waivers from investment advisor and administrator          (125,604)
--------------------------------------------------------------------------------
Net expenses                                                       10,969,218
--------------------------------------------------------------------------------
Net investment income                                               3,780,722
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS FROM INVESTMENT ACTIVITIES:
NET REALIZED GAINS FROM:
  Investments                                                     210,590,604
--------------------------------------------------------------------------------
  Futures                                                              79,434
--------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION OF:
  Investments                                                       1,952,765
--------------------------------------------------------------------------------
  Futures                                                             172,296
--------------------------------------------------------------------------------
Net realized and unrealized gain from investment activities       212,795,099
--------------------------------------------------------------------------------
Net increase in net assets resulting from operations             $216,575,821
--------------------------------------------------------------------------------


                 See accompanying notes to financial statements
--------------------------------------------------------------------------------
                                                                           25

UBS TACTICAL ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS


                                                            FOR THE SIX
                                                            MONTHS ENDED          FOR THE
                                                         FEBRUARY 29, 2004      YEAR ENDED
                                                            (UNAUDITED)       AUGUST 31, 2003
----------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                    $     3,780,722      $    7,818,926
----------------------------------------------------------------------------------------------
Net realized gain (loss) from investment and futures
  transactions                                               210,670,038        (247,218,276)
----------------------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of
  investments and futures                                      2,125,061         394,242,877
----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations         216,575,821        154, 843,527
----------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income--Class A                                (5,642,463)         (2,382,218)
----------------------------------------------------------------------------------------------
Net investment income--Class C                                  (418,531)                  -
----------------------------------------------------------------------------------------------
Net investment income--Class Y                                (1,591,377)           (846,901)
----------------------------------------------------------------------------------------------
                                                              (7,652,371)         (3,229,119)
----------------------------------------------------------------------------------------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares                          33,036,451         119,384,887
----------------------------------------------------------------------------------------------
Cost of shares repurchased                                  (385,365,344)       (552,215,452)
----------------------------------------------------------------------------------------------
Proceeds from dividends reinvested                             7,312,587           3,147,000
----------------------------------------------------------------------------------------------
Net decrease in net assets from beneficial
  interest transactions                                     (345,016,306)       (429,683,565)
----------------------------------------------------------------------------------------------
Net decrease in net assets                                  (136,092,856)       (278,069,157)
----------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                        1,706,373,074       1,984,442,231
----------------------------------------------------------------------------------------------
End of period (including accumulated undistributed net
  investment income of $3,808,848 and $7,680,497,
  respectively)                                          $ 1,570,280,218      $1,706,373,074
----------------------------------------------------------------------------------------------


                 See accompanying notes to financial statements
--------------------------------------------------------------------------------
26

UBS TACTICAL ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS Tactical Allocation Fund (the "Fund") is a series of UBS Investment Trust (the "Trust") and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company.

Currently, the Fund offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency and related services expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares within a certain number of years after issuance which varies depending upon the amount invested. All classes of shares have equal voting privileges except that Class A, Class B and Class C shares each have exclusive voting rights with respect to their respective service and/or distribution plans. Class Y shares have no service or distribution plan.

In the normal course of business the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION OF INVESTMENTS--The Fund calculates its net asset value based on the current market value for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the


--------------------------------------------------------------------------------
                                                                           27

UBS TACTICAL ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


exchange designated as the primary market by UBS Global Asset Management (US) Inc. ("UBS Global AM"), the investment advisor, administrator and principal underwriter of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees (the "Board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

REPURCHASE AGREEMENTS--The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global AM.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Dividend income is recorded on the ex-dividend date ("ex-date"). Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the


--------------------------------------------------------------------------------
28

UBS TACTICAL ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

FUTURES CONTRACTS--Upon entering into a financial futures contract, the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through which the transaction was effected, an amount of cash and/or U.S. securities equal to a certain percentage of the contract amount. This amount is known as the "initial margin". Subsequent payments, known as "variation margin", are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial futures contracts. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized gain or loss on futures. Variation margin calls could be substantial in the event of adverse price movements.

Using financial futures contracts involves various market risks. If the Fund were unable to liquidate a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, the Fund would continue to be required to make variation margin payments and might be required to maintain the position being hedged or to maintain cash or securities in a segregated account. Furthermore, certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts might not correlate perfectly with movements in the prices of the investments being hedged, including temporary price distortions.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry, country or region.


--------------------------------------------------------------------------------
                                                                           29

UBS TACTICAL ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


INVESTMENT ADVISOR AND ADMINISTRATOR

The Board has approved an Investment Advisory and Administration Contract ("Advisory Contract"), under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.50% of the Fund's average daily net assets up to $250 million and 0.45% thereafter.

Effective December 12, 2003, UBS Global AM has agreed to permanently reduce its advisory and administration fee based on the Fund's average daily net assets as follows: $0 to $250 million -- 0.50%; in excess of $250 million up to $500 million -- 0.45%; in excess of $500 million up to $2 billion -- 0.40%; and over $2 billion -- 0.35%. Accordingly, for the period December 12, 2003 through February 29, 2004, UBS Global AM waived $125,604 in investment advisory and administration fees. At February 29, 2004, the Fund owed UBS Global AM $585,692 in investment and administration fees. At February 29, 2004, UBS Global AM owed the Fund $44,167 for fee waivers under the above agreement.

For the six months ended February 29, 2004, the Fund paid $21,420 in brokerage commissions to UBS Securities LLC, an indirect wholly owned subsidiary of UBS AG, for transactions executed on behalf of the Fund.

SERVICE AND DISTRIBUTION PLANS

UBS Global AM is the principal underwriter of the Fund's shares. Under separate plans of service and/or distribution pertaining to Class A, Class B and Class C shares, the Fund pays UBS Global AM monthly service fees at an annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class B and Class C shares. At February 29, 2004, the Fund owed UBS Global AM $786,105 in service and distribution fees.

UBS Global AM also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, Class B and Class C shares. UBS Global AM has informed the Fund that for the six months ended February 29, 2004, it earned $112,131, $625,966 and $25,222 in sales and deferred sales charges on Class A, Class B and Class C shares, respectively.

TRANSFER AGENCY AND RELATED SERVICES FEES

Prior to January 1, 2004, UBS Global AM provided transfer agency and related services to the Fund pursuant to a delegation of authority from PFPC, Inc. ("PFPC"),


--------------------------------------------------------------------------------
30

UBS TACTICAL ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


the Fund's transfer agent, and was compensated for these services by PFPC, not the Fund. Effective January 1, 2004, such delegated services are performed by UBS Financial Services Inc., which is compensated for these services by PFPC (not the Fund).

For the six months ended February 29, 2004, UBS Global AM and UBS Financial Services Inc. received from PFPC, not the Fund, $492,331 of the total transfer agency and related services fees paid by the Fund to PFPC.

SECURITIES LENDING

The Fund may lend securities up to 331|M/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation, which is included in interest income, for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc. and other affiliated broker-dealers have been approved as borrowers under the Fund's securities lending program. For the six months ended February 29, 2004, the Fund earned $14,927 for lending its securities and UBS Financial Services Inc. or UBS Securities LLC earned $5,016 in compensation as the Fund's lending agent. At February 29, 2004, the Fund owed UBS Securities LLC $268 in compensation as the Fund's lending agent.

BANK LINE OF CREDIT

The Fund participated until September 10, 2003 with other funds managed, advised or sub-advised by UBS Global AM in a $300 million committed credit facility ("Facility") with UBS AG, Stamford Branch, to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund at the request of the shareholders and other temporary or emergency purposes. Under the Facility arrangement, the Fund had agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Facility. Interest would be charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. For the period September 1, 2003 through September 10, 2003, the Fund did not borrow under the Facility. For the period September 1, 2003 through September 10, 2003, the Fund paid commitment fees of $4,651 to UBS AG, Stamford Branch.


--------------------------------------------------------------------------------
                                                                           31

UBS TACTICAL ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


Effective November 21, 2003, the Fund participates with other funds managed or advised by UBS Global AM in a $100 million committed credit facility with State Street Bank and Trust Company ("Committed Credit Facility"), to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund at the request of shareholders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, the Fund had agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Committed Credit Facility. Interest would be charged to the fund at the federal funds rate in effect at the time of borrowings, plus 0.50%. For the six months ended February 29, 2004, the Fund had an average daily amount of borrowing outstanding of $1,868,796 for 54 days with a related weighted average annualized interest rate of 1.531%.

FEDERAL TAX STATUS

The components of net unrealized appreciation of investments for federal income tax purposes, which was the same for book purposes, at February 29, 2004, were as follows:


Gross appreciation (investments having an excess of value over cost)     $ 93,752,996
-------------------------------------------------------------------------------------
Gross depreciation (investments having an excess of cost over value)      (15,688,611)
-------------------------------------------------------------------------------------
Net unrealized appreciation of investments                               $ 78,064,385
-------------------------------------------------------------------------------------

For the six months ended February 29, 2004, aggregate purchases and sales of portfolio securities, excluding short-term securities and U.S. Government securities, were $897,070,014 and $1,686,143,932, respectively.

For the six months ended February 29, 2004, aggregate purchases and sales of U.S. Government securities, excluding short-term securities were $410,485,804 and $33,398,848, respectively.

The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year, substantially all of its net investment income, realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

At August 31, 2003, the Fund had a net capital loss carryforward of $326,084,505. This loss carryforward is available as a reduction, to the extent provided in the regulations, of any future net realized gains, and will expire as follows: $19,854,247 will expire August 31, 2010 and $306,230,258 will expire August 31, 2011. To the extent that such losses are used to offset future realized capital gains, it is probable


--------------------------------------------------------------------------------
32

UBS TACTICAL ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


that the gains so offset will not be distributed. Also, in accordance with U.S. Treasury regulations, the Fund has elected to defer realized capital losses of $181,067,247 arising after October 31, 2002. Such losses are treated for tax purposes as arising on September 1, 2003.

The tax character of distributions paid during the fiscal year ended August 31, 2003 were as follows:

Distributions paid from:                                                 2003
--------------------------------------------------------------------------------
Ordinary income                                                       $3,229,119
--------------------------------------------------------------------------------

The tax character of distributions paid and the components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be calculated after the Fund's fiscal year ending August 31, 2004.


--------------------------------------------------------------------------------
                                                                           33

UBS TACTICAL ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


SHARES OF BENEFICIAL INTEREST

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:


                                       CLASS A                               CLASS B
                         -----------------------------------   ------------------------------------
SIX MONTHS ENDED
FEBRUARY 29, 2004:            SHARES             AMOUNT             SHARES             AMOUNT
---------------------------------------------------------------------------------------------------
Shares sold                    739,129     $  18,170,540             216,586       $    5,123,049
---------------------------------------------------------------------------------------------------
Shares repurchased          (6,822,826)     (168,837,588)         (3,395,241)         (81,713,448)
---------------------------------------------------------------------------------------------------
Shares converted from
  Class B to Class A         1,733,793        42,142,465          (1,787,007)         (42,142,465)
---------------------------------------------------------------------------------------------------
Dividends reinvested           219,412         5,344,877                   -                    -
---------------------------------------------------------------------------------------------------
Net decrease                (4,130,492)    $(103,179,706)         (4,965,662)      $ (118,732,864)
---------------------------------------------------------------------------------------------------

YEAR ENDED
AUGUST 31, 2003:
---------------------------------------------------------------------------------------------------
Shares sold                  2,923,683     $  60,047,888           1,027,115       $   20,535,629
---------------------------------------------------------------------------------------------------
Shares repurchased         (10,819,151)     (222,152,589)         (7,393,573)        (145,542,656)
---------------------------------------------------------------------------------------------------
Shares converted from
  Class B to Class A         2,816,185        58,999,083          (2,898,159)         (58,999,083)
---------------------------------------------------------------------------------------------------
Dividends reinvested           112,993         2,309,586                   -                    -
---------------------------------------------------------------------------------------------------
Net decrease                (4,966,290)    $(100,796,032)         (9,264,617)      $ (184,006,110)
---------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
34

UBS TACTICAL ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


              CLASS C                              CLASS Y
-----------------------------------   ----------------------------------
     SHARES             AMOUNT             SHARES            AMOUNT
------------------------------------------------------------------------
      277,737     $   6,554,450             126,597      $   3,188,412
------------------------------------------------------------------------
   (4,661,343)     (113,041,692)           (868,591)       (21,772,616)
------------------------------------------------------------------------
            -                 -                   -                  -
------------------------------------------------------------------------
       16,792           401,491              63,538          1,566,219
------------------------------------------------------------------------
   (4,366,814)    $(106,085,751)           (678,456)     $ (17,017,985)
------------------------------------------------------------------------

    1,244,604     $  24,959,149             681,553      $  13,842,221
------------------------------------------------------------------------
   (7,250,183)     (144,486,902)         (1,936,431)       (40,033,305)
------------------------------------------------------------------------
            -                 -                   -                  -
------------------------------------------------------------------------
            -                 -              40,494            837,414
------------------------------------------------------------------------
   (6,005,579)    $(119,527,753)         (1,214,384)     $ (25,353,670)
------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                           35

UBS TACTICAL ALLOCATION FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:



                                                                                        CLASS A
                                            FOR THE SIX    -----------------------------------------------------------------
                                           MONTHS ENDED                     FOR THE YEARS ENDED AUGUST 31,
                                         FEBRUARY 29, 2004 -----------------------------------------------------------------
                                            (UNAUDITED)        2003          2002          2001         2000         1999
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                                $23.00            $20.80        $25.78        $35.59        $31.79      $ 23.55
----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                 0.10@             0.18@         0.13@         0.32@         0.60@        0.15
----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains
  (losses) from investment activites
  and futures                                3.10              2.10         (4.94)        (6.45)         3.92         8.84
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from
  operations                                 3.20              2.28         (4.81)        (6.13)         4.52         8.99
----------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income        (0.21)            (0.08)        (0.03)        (0.77)        (0.02)       (0.17)
----------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gains
  from investment activities                    -                 -         (0.14)        (2.91)        (0.70)       (0.58)
----------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions to
  shareholders                              (0.21)            (0.08)        (0.17)        (3.68)        (0.72)       (0.75)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $25.99            $23.00        $20.80        $25.78        $35.59       $31.79
----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(1)                  13.98%            10.99%       (18.79)%      (18.89)%       14.37%       38.65%
----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000's)        $626,628          $649,582      $690,546      $958,783      $866,956     $702,580
----------------------------------------------------------------------------------------------------------------------------
Expenses to average net assets, net of
  fee waivers by advisor(2)                  0.94%*            0.98%         0.89%         0.84%         0.84%        0.84%
----------------------------------------------------------------------------------------------------------------------------
Expenses to average net assets, before
  fee waivers by advisor(2)                  0.96%*            0.98%         0.89%         0.85%         0.84%        0.84%
----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) to
  average net assets, net of fee
  waivers by advisor(2)                      0.83%*            0.84%         0.54%         1.08%         1.77%        0.56%
----------------------------------------------------------------------------------------------------------------------------
Net investment income to average net
  assets, before fee waivers by
  advisor(2)                                 0.81%*            0.84%         0.54%         1.07%         1.77%        0.56%
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                             79%                2%            5%           38%          122%           6%
----------------------------------------------------------------------------------------------------------------------------


*    Annualized.

@    Calculated using the average month end shares outstanding for the period.

#    Actual amount is less than $0.005 per share.

1 Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2 During the years ended August 31, 2003 and August 31, 2002, UBS Global AM did not waive any advisory and administration fees. During the years ended August 31, 2000 and August 31, 1999, UBS Global AM waived a portion of its advisory and administration fees. The ratios excluding the waiver were the same since the fee waiver represents less than 0.005%.


--------------------------------------------------------------------------------
36


                                                        CLASS B
   FOR THE SIX       ------------------------------------------------------------------------------
   MONTHS ENDED                             FOR THE YEARS ENDED AUGUST 31,
 FEBRUARY 29, 2004   ------------------------------------------------------------------------------
    (UNAUDITED)              2003            2002            2001             2000            1999
---------------------------------------------------------------------------------------------------
      $22.29                $20.23         $25.24          $34.92            $31.41         $23.32
---------------------------------------------------------------------------------------------------
        0.00@#                0.02@         (0.05)@          0.11@             0.33@         (0.04)
---------------------------------------------------------------------------------------------------
        3.02                  2.04          (4.82)          (6.36)             3.88           8.73
---------------------------------------------------------------------------------------------------
        3.02                  2.06          (4.87)          (6.25)             4.21           8.69
---------------------------------------------------------------------------------------------------
           -                     -              -           (0.52)                -          (0.02)
---------------------------------------------------------------------------------------------------
           -                     -          (0.14)          (2.91)            (0.70)         (0.58)
---------------------------------------------------------------------------------------------------
           -                     -          (0.14)          (3.43)            (0.70)         (0.60)
---------------------------------------------------------------------------------------------------
      $25.31               $22.29          $20.23          $25.24            $34.92         $31.41
---------------------------------------------------------------------------------------------------
       13.55%               10.18%         (19.41)%        (19.54)%           13.54%         37.61%
---------------------------------------------------------------------------------------------------
    $398,020             $461,273        $606,133        $935,056        $1,091,107       $964,933
---------------------------------------------------------------------------------------------------
        1.73%*               1.74%           1.65%           1.60%             1.60%          1.59%
---------------------------------------------------------------------------------------------------
        1.74%*               1.74%           1.65%           1.61%             1.60%          1.59%
---------------------------------------------------------------------------------------------------
        0.04%*               0.08%          (0.22)%          0.38%             1.00%         (0.20)%
---------------------------------------------------------------------------------------------------
        0.03%*               0.08%          (0.22)%          0.37%             1.00%         (0.20)%
---------------------------------------------------------------------------------------------------
          79%                   2%              5%             38%              122%             6%
---------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                                           37

UBS TACTICAL ALLOCATION FUND

FINANCIAL HIGHLIGHTS


Selected data for a share of beneficial interest outstanding throughout each period is presented below:


                                                                                         CLASS C
                                            FOR THE SIX    -------------------------------------------------------------------
                                           MONTHS ENDED                      FOR THE YEARS ENDED AUGUST 31,
                                         FEBRUARY 29, 2004 -------------------------------------------------------------------
                                            (UNAUDITED)            2003          2002          2001         2000         1999
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                                   $22.46              $20.38        $25.42        $35.14       $31.60      $23.45
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                    0.01@               0.02@        (0.05)@        0.11@        0.34@      (0.06)
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains
  (losses) from investment activites
  and futures                                   3.03                2.06         (4.85)        (6.40)        3.90        8.79
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from
  operations                                    3.04                2.08         (4.90)        (6.29)        4.24        8.73
------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income           (0.02)                  -             -         (0.52)           -       (0.00)#
------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gains
  from investment activities                       -                   -         (0.14)        (2.91)       (0.70)      (0.58)
------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions to
  shareholders                                 (0.02)                  -         (0.14)        (3.43)       (0.70)      (0.58)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $25.48              $22.46        $20.38        $25.42       $35.14      $31.60
------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(1)                     13.55%              10.21%       (19.39)%      (19.53)%      13.55%      37.58%
------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000's)           $408,454            $458,117      $538,109      $790,704     $868,545    $738,781
------------------------------------------------------------------------------------------------------------------------------
Expenses to average net assets, net of
  fee waivers by advisor(2)                     1.69%*              1.72%         1.63%         1.60%        1.60%       1.60%
------------------------------------------------------------------------------------------------------------------------------
Expenses to average net assets, before
  fee waivers by advisor(2)                     1.70%*              1.72%         1.63%         1.61%        1.60%       1.60%
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) to
  average net assets, net of fee
  waivers by advisor(2)                         0.08%*              0.10%        (0.20)%        0.38%        1.01%      (0.20)%
------------------------------------------------------------------------------------------------------------------------------
Net investment income to average net
  assets, before fee waivers by
  advisor(2)                                    0.07%*              0.10%        (0.20)%        0.37%        1.01%      (0.20)%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                79%                  2%             5%          38%         122%          6%

*    Annualized.

@    Calculated using the average month end shares outstanding for the period.

#    Actual amount is less than $0.005 per share.

1 Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2 During the years ended August 31, 2003 and August 31, 2002, UBS Global AM did not waive any advisory and administration fees. During the years ended August 31, 2000 and August 31, 1999, UBS Global AM waived a portion of its advisory and administration fees. The ratios excluding the waiver were the same since the fee waiver represents less than 0.005%.


--------------------------------------------------------------------------------
38



                                                      CLASS Y
    FOR THE SIX      --------------------------------------------------------------------------
   MONTHS ENDED                           FOR THE YEARS ENDED AUGUST 31,
 FEBRUARY 29, 2004   --------------------------------------------------------------------------
    (UNAUDITED)              2003            2002            2001           2000         1999
-----------------------------------------------------------------------------------------------
      $23.33               $21.07           $26.05         $35.92          $31.99       $23.68
-----------------------------------------------------------------------------------------------
        0.14@                0.25@            0.21@          0.41@           0.71@        0.22
-----------------------------------------------------------------------------------------------
        3.14                 2.13            (5.00)         (6.50)           3.95         8.91
-----------------------------------------------------------------------------------------------
        3.28                 2.38            (4.79)         (6.09)           4.66         9.13
-----------------------------------------------------------------------------------------------
       (0.29)               (0.12)           (0.05)         (0.87)          (0.03)       (0.24)
-----------------------------------------------------------------------------------------------
           -                    -            (0.14)         (2.91)          (0.70)       (0.58)
-----------------------------------------------------------------------------------------------
       (0.29)               (0.12)           (0.19)         (3.78)          (0.73)       (0.82)
-----------------------------------------------------------------------------------------------
      $26.32               $23.33           $21.07         $26.05          $35.92       $31.99
-----------------------------------------------------------------------------------------------
       14.14%               11.39%          (18.54)%       (18.63)%         14.72%       39.03%
-----------------------------------------------------------------------------------------------
    $137,179             $137,401         $149,653       $211,520        $199,095     $129,893
-----------------------------------------------------------------------------------------------
        0.60%*               0.63%            0.58%          0.56%           0.56%        0.58%
-----------------------------------------------------------------------------------------------
        0.62%*               0.63%            0.58%          0.57%           0.56%        0.58%
-----------------------------------------------------------------------------------------------
        1.17%*               1.19%            0.85%          1.36%           2.09%        0.82%
-----------------------------------------------------------------------------------------------
        1.15%*               1.19%            0.85%          1.35%           2.09%        0.82%
-----------------------------------------------------------------------------------------------
          79%                   2%               5%            38%            122%           6%
-----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                           39

UBS TACTICAL ALLOCATION FUND

GENERAL INFORMATION (UNAUDITED)


PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by contacting the Fund directly at 1-800-647 1568, or online on the Fund's Web site www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC's Web site (http://www.sec.gov).


--------------------------------------------------------------------------------
40

TRUSTEES

Margo N. Alexander                  Richard R. Burt

Richard Q. Armstrong                Meyer Feldberg

David J. Beaubien                   Carl W. Schafer

                                    William D. White



PRINCIPAL OFFICERS

Joseph A. Varnas                  Paul H. Schubert
President                         Vice President and Treasurer

Amy R. Doberman                   W. Douglas Beck
Vice President and Secretary      Vice President

INVESTMENT ADVISOR,
ADMINISTRATOR AND  PRINCIPAL UNDERWRITER

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114


The financial information included herein is taken from the records of the Fund without examination by independent auditors who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

(c)2004 UBS Global Asset Management (US) Inc. All rights reserved.

                                                                  -------------
                                                                    Presorted
[UBS LOGO]                                                          Standard
UBS GLOBAL ASSET MANAGEMENT (US) INC.                              US Postage
51 WEST 52ND STREET                                                   PAID
NEW YORK, NY 10019-6114                                           Smithtown, NY
                                                                   Permit 700
                                                                  -------------

ITEM 2.  CODE OF ETHICS.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.


ITEM 6.  [RESERVED BY SEC FOR FUTURE USE.]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.


ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant's Board has established a Nominating Committee. The Nominating Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended ("Independent Board Members"). In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating Committee, Mr. Meyer Feldberg, care of the Secretary of the registrant at UBS Global Asset Management (US) Inc., 51 West 52nd Street, New York, New York 10019-6114, and indicate on the envelope "Nominating Committee." The shareholder's letter should state the nominee's name and should include the nominee's resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.


ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

     (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11.  EXHIBITS.

     (a) (1) Code of Ethics - Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

     (a) (2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

     (b) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Investment Trust

By:    /s/ Joseph A. Varnas
       --------------------
       Joseph A. Varnas
       President

Date:  May 5, 2004
       -----------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Joseph A. Varnas
       --------------------
       Joseph A. Varnas
       President

Date:  May 5, 2004
       -----------

By:    /s/ Paul H. Schubert
       --------------------
       Paul H. Schubert
       Treasurer

Date:  May 5, 2004
       -----------